UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21435

GENERAL ELECTRIC RSP INCOME FUND

(Exact name of registrant as specified in charter)

1600 Summer Street, Stamford, Connecticut 06905

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)

Sean O’Malley, Esq.

Senior Vice President and Deputy General Counsel

c/o SSGA Funds Management, Inc.

One Iron Street

Boston, Massachusetts 02210

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: December 31

Date of reporting period: December 31, 2019

Item 1. Shareholder Reports.

Annual Report

December 31, 2019

GE RSP Funds

U.S. Equity Fund

Income Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of a Fund’s annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (or from your financial intermediary, such as a broker-dealer of bank). Instead, the reports will be made available on a Fund’s website (www.ssga.com/geam), and you will be notified by mail each time a report is posted, and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account, if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with a Fund.

GE RSP Funds

Annual Report

December 31, 2019

GE RSP Funds

Notes to Performance — December 31, 2019 (Unaudited)

The information provided on the performance pages relates to the GE RSP U.S. Equity Fund and GE RSP Income Fund (each, a “Fund” and collectively, the “Funds”).

Total returns take into account changes in share price and assume reinvestment of dividends and capital gains distributions, if any. Total returns shown are net of Fund expenses.

The performance data quoted represents past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call toll-free (800) 242-0134 or visit the Funds’ website at http://www.ssga.com/geam for the most recent month-end performance data.

An investment in a Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. An investment in a Fund is subject to risk, including possible loss of principal invested.

The S&P® 500 Index is an unmanaged, market capitalization-weighted index of stocks of 500 large U.S. companies, which is widely used as a measure of large-cap stock market performance.

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged market value-weighted index of taxable investment grade debt issues, including government, corporate, asset-backed and mortgage-backed securities, with maturities of one year or more. This index is designed to represent the performance of the U.S. investment-grade first rate bond market.

The results shown for the foregoing indices assume the reinvestment of net dividends or interest and do not reflect fees, expenses, or taxes. As such, index returns do not reflect the actual cost of investing in the instruments that comprise an index.

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice.

Notes to Performance	1

GE RSP U.S. Equity Fund

Management Discussion of Fund Performance — December 31, 2019 (Unaudited)

The GE RSP U.S. Equity Fund (the “Fund”) seeks to provide long-term growth of capital. The Fund’s benchmark is the S&P 500 Index (the “Index”).

For the 12-month period ended December 31, 2019 (the “Reporting Period”), the total return for the Fund was 32.22% and the Index was 31.49%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

Broad-based outperformance in the technology, communications services, consumer staples, and industrial sectors were primary drivers of Fund performance during the Reporting Period relative to the Index. The Fund benefitted from an overweight to the information technology sector, which was the best performing sector in the Index. In addition, the Fund’s holdings in the sector outperformed with strong performance from a rebound in semiconductor stocks (e.g. Applied Materials & ASML), IT services (Visa), and software (e.g. ServiceNow & Microsoft). In communication services, Charter Communications surged as it has continued to realize synergistic benefit from its 2016 acquisition of Time Warner Cable and strength in its broadband business. Underperformance within the healthcare sector detracted from the Fund’s relative performance. Mylan NV fell in the first half of 2019 amid declining prices for generic drugs and some manufacturing issues. The stock was largely range-bound during the rest of the year as it announced a merger with a unit of Pfizer. Other detractors such as Gilead and UnitedHealth Group were up during the year but couldn’t keep up with the strength of the broader market.

On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the Reporting Period were Apple, Microsoft, and Visa. The top negative contributors to the Fund’s performance on an absolute basis during the Reporting Period were Lyft, Mylan, and Abiomed.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

2	GE RSP U.S. Equity Fund

GE RSP U.S. Equity Fund

Understanding Your Fund’s Expenses (Unaudited)

As a shareholder of the Fund you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in shares of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended December 31, 2019.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Actual Fund Return
Beginning Account Value July 1, 2019	$1,000.00	$1,000.00
Ending Account Value December 31, 2019	$1,107.40	$1,024.50
Expenses Paid During Period*	$0.74	$0.71

*

Expenses are equal to the Fund’s annualized expense ratio of 0.14% (for the period July 1, 2019-December 31, 2019), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

GE RSP U.S. Equity Fund	3

GE RSP U.S. Equity Fund

Performance Summary — December 31, 2019 (Unaudited)

Top Ten Largest Holdings

as of December 31, 2019 (as a % of Fair Value) (a)

Microsoft Corp.	5.17%

Apple Inc.	4.81%

Amazon.com Inc.	3.73%

JPMorgan Chase & Co.	3.46%

Alphabet Inc., Class A	2.79%

Visa Inc., Class A	2.73%

Merck & Company Inc.	2.45%

UnitedHealth Group Inc.	2.03%

Facebook Inc., Class A	1.97%

The Walt Disney Co.	1.91%

Sector Allocation

Portfolio Composition as a % of Fair Value of $5,476,086 (in thousands) as of December 31, 2019 (a)

Average Annual Total Return for the periods ended December 31, 2019

(Inception date: 01/01/80)

	One Year	Five Year	Ten Year	Ending Value of a $10,000 Investment
GE RSP U.S. Equity Fund	32.22%	10.75%	12.43%	$32,263

S&P 500® Index	31.49%	11.70%	13.56%	$35,666

(a)

The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

4	GE RSP U.S. Equity Fund

GE RSP U.S. Equity Fund

Performance Summary, continued — December 31, 2019 (Unaudited)

See Notes to Performance beginning on page 1 for further information.

Past performance does not predict future performance. The performance shown in the graphs and tables does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares and does not reflect the fees or charges that would be associated with variable contracts through which shares of the Fund are offered.

GE RSP U.S. Equity Fund	5

GE RSP U.S. Equity Fund

Schedule of Investments — December 31, 2019

	Number of Shares	Fair Value $

Common Stock - 98.8%†
Aerospace & Defense - 1.1%
Hexcel Corp.	202,094	14,815,511
Raytheon Co.	135,743	29,828,167
The Boeing Co.	56,101	18,275,462

		62,919,140

Air Freight & Logistics - 0.4%
United Parcel Service Inc., Class B	168,745	19,753,290

Application Software - 2.4%
Adobe Inc. (a)	107,147	35,338,152
Intuit Inc.	35,987	9,426,075
salesforce.com Inc. (a)	549,814	89,421,749

		134,185,976

Asset Management & Custody Banks - 0.4%
The Blackstone Group Inc., Class A	359,965	20,136,442

Auto Parts & Equipment - 0.2%
Aptiv PLC	101,037	9,595,484

Automotive Retail - 0.5%
O’Reilly Automotive Inc. (a)	64,492	28,264,264

Biotechnology - 3.1%
Alexion Pharmaceuticals Inc. (a)	198,320	21,448,308
BioMarin Pharmaceutical Inc. (a)	230,232	19,466,116
Gilead Sciences Inc.	1,410,011	91,622,515
Vertex Pharmaceuticals Inc. (a)	168,237	36,835,491

		169,372,430

Building Products - 0.2%
Allegion PLC	89,495	11,145,707

Cable & Satellite - 2.0%
Charter Communications Inc., Class A (a)	141,591	68,682,962
Comcast Corp., Class A	900,634	40,501,511

		109,184,473

Commodity Chemicals - 0.1%
Dow Inc. (a)	119,523	6,541,494

Communications Equipment - 0.6%
Cisco Systems Inc.	703,128	33,722,019

	Number of Shares	Fair Value $
Construction Materials - 0.1%
Vulcan Materials Co.	33,992	4,894,508

Data Processing & Outsourced Services - 4.1%
Fidelity National Information Services Inc.	141,878	19,733,811
Mastercard Inc., Class A	185,362	55,347,240
Visa Inc., Class A	795,889	149,547,543

		224,628,594

Diversified Banks - 3.4%
JPMorgan Chase & Co.	1,360,526	189,657,324

Diversified Support Services - 0.2%
Cintas Corp.	37,243	10,021,346

Electric Utilities - 1.4%
American Electric Power Company Inc.	161,610	15,273,761
Duke Energy Corp.	139,014	12,679,467
Exelon Corp.	353,740	16,127,007
NextEra Energy Inc.	143,189	34,674,648

		78,754,883

Electrical Components & Equipment - 0.5%
Emerson Electric Co.	340,258	25,948,075

Electronic Components - 2.6%
Amphenol Corp., Class A	611,929	66,229,075
Corning Inc.	2,610,080	75,979,429

		142,208,504

Environmental & Facilities Services - 0.6%
Republic Services Inc.	114,543	10,266,489
Waste Connections Inc.	50,262	4,563,287
Waste Management Inc.	171,132	19,502,203

		34,331,979

Fertilizers & Agricultural Chemicals - 0.2%
Corteva Inc. (a)	336,002	9,932,219

Financial Exchanges & Data - 3.1%
CME Group Inc.	373,507	74,970,325
MSCI Inc.	68,999	17,814,162
S&P Global Inc.	235,845	64,397,477
Tradeweb Markets Inc., Class A	311,165	14,422,498

		171,604,462

Footwear - 0.7%
NIKE Inc., Class B	405,188	41,049,596

See Notes to Schedules of Investments and Notes to Financial Statements.

6	GE RSP U.S. Equity Fund

GE RSP U.S. Equity Fund

Schedule of Investments, continued — December 31, 2019

	Number of Shares	Fair Value $

General Merchandise Stores - 0.3%
Dollar Tree Inc. (a)	173,976	16,362,443

Gold - 0.1%
Newmont Goldcorp Corp.	149,465	6,494,254

Healthcare Equipment - 2.8%
ABIOMED Inc. (a)	69,678	11,886,370
Becton Dickinson and Co.	82,596	22,463,634
Boston Scientific Corp. (a)	1,451,636	65,642,980
IDEXX Laboratories Inc. (a)	7,976	2,082,773
Intuitive Surgical Inc. (a)	31,882	18,847,044
Medtronic PLC	291,142	33,030,060

		153,952,861

Healthcare Services - 1.1%
Cigna Corp. (a)	207,289	42,388,528
Quest Diagnostics Inc.	173,488	18,526,783

		60,915,311

Home Improvement Retail - 0.5%
Lowe’s Companies Inc.	95,178	11,398,517
The Home Depot Inc.	79,702	17,405,323

		28,803,840

Hotels, Resorts & Cruise Lines - 0.3%
Marriott International Inc., Class A	115,865	17,545,437

Household Products - 1.3%
Colgate-Palmolive Co.	238,126	16,392,594
The Procter & Gamble Co.	426,658	53,289,584

		69,682,178

Hypermarkets & Super Centers - 0.3%
Walmart Inc.	150,560	17,892,550

Industrial Conglomerates - 1.9%
Honeywell International Inc.	459,414	81,316,278
Roper Technologies Inc.	71,190	25,217,634

		106,533,912

Industrial Gases - 0.6%
Air Products & Chemicals Inc.	105,343	24,754,552
Linde PLC	32,545	6,928,830

		31,683,382

Industrial Machinery - 2.2%
Ingersoll-Rand PLC	552,341	73,417,166
Xylem Inc.	630,646	49,688,598

		123,105,764

	Number of Shares	Fair Value $
Insurance Brokers - 0.4%
Marsh & McLennan Companies Inc.	181,342	20,203,312

Integrated Oil & Gas - 2.3%
Chevron Corp.	718,433	86,578,361
Exxon Mobil Corp.	598,177	41,740,791

		128,319,152

Integrated Telecommunication Services - 0.7%
AT&T Inc.	315,421	12,326,653
Verizon Communications Inc.	405,504	24,897,945

		37,224,598

Interactive Home Entertainment - 0.3%
Activision Blizzard Inc.	145,561	8,649,235
Electronic Arts Inc. (a)	74,094	7,965,846

		16,615,081

Interactive Media & Services - 6.1%
Alphabet Inc., Class A (a)	114,106	152,832,435
Alphabet Inc., Class C (a)	58,337	77,997,736
Facebook Inc., Class A (a)	525,700	107,899,925

		338,730,096

Internet & Direct Marketing Retail - 4.3%
Amazon.com Inc. (a)	110,524	204,230,668
Booking Holdings Inc. (a)	17,164	35,250,222

		239,480,890

Investment Banking & Brokerage - 0.1%
The Charles Schwab Corp.	177,166	8,426,015

IT Consulting & Other Services - 0.7%
Accenture PLC, Class A	97,288	20,485,934
International Business Machines Corp.	134,798	18,068,324

		38,554,258

Life & Health Insurance - 0.2%
Lincoln National Corp.	163,358	9,639,756

Life Sciences Tools & Services - 1.7%
Avantor Inc. (a)	499,150	9,059,573
Illumina Inc. (a)	101,715	33,742,934
IQVIA Holdings Inc. (a)	341,942	52,833,458

		95,635,965

Managed Healthcare - 2.0%
UnitedHealth Group Inc.	377,115	110,864,268

See Notes to Schedules of Investments and Notes to Financial Statements.

GE RSP U.S. Equity Fund	7

GE RSP U.S. Equity Fund

Schedule of Investments, continued — December 31, 2019

	Number of Shares	Fair Value $

Movies & Entertainment - 2.4%
Netflix Inc. (a)	80,003	25,886,571
The Walt Disney Co.	723,016	104,569,804

		130,456,375

Multi-Line Insurance - 0.4%
American International Group Inc.	235,282	12,077,025
The Hartford Financial Services Group Inc.	149,671	9,095,507

		21,172,532

Multi-Sector Holdings - 1.3%
Berkshire Hathaway Inc., Class B (a)	317,562	71,927,793

Multi-Utilities - 1.8%
CMS Energy Corp.	124,628	7,831,623
Dominion Energy Inc.	187,763	15,550,532
Sempra Energy	516,470	78,234,876

		101,617,031

Oil & Gas Equipment & Services - 0.9%
Schlumberger Ltd.	1,283,391	51,592,318

Oil & Gas Exploration & Production - 0.8%
Concho Resources Inc.	24,204	2,119,544
ConocoPhillips	275,796	17,935,014
Diamondback Energy Inc.	112,574	10,453,622
EOG Resources Inc.	94,892	7,948,154
Pioneer Natural Resources Co.	49,127	7,436,354

		45,892,688

Oil & Gas Refining & Marketing - 0.3%
Marathon Petroleum Corp.	263,385	15,868,946

Packaged Foods & Meats - 1.5%
General Mills Inc.	237,332	12,711,502
Mondelez International Inc., Class A	1,330,960	73,309,277

		86,020,779

Personal Products - 0.5%
The Estee Lauder Companies Inc., Class A	142,250	29,380,315

Pharmaceuticals - 5.6%
Allergan PLC	391,126	74,771,557
Bristol-Myers Squibb Co.	571,274	36,670,078
Elanco Animal Health Inc. (a)	675,899	19,905,226
Johnson & Johnson	172,653	25,184,893
Merck & Company Inc.	1,473,933	134,054,206
Mylan N.V. (a)	995,279	20,005,108

		310,591,068

	Number of Shares	Fair Value $
Property & Casualty Insurance - 0.5%
Chubb Ltd.	108,991	16,965,539
The Progressive Corp.	163,112	11,807,678

		28,773,217

Railroads - 0.5%
Union Pacific Corp.	159,138	28,770,559

Regional Banks - 3.0%
First Republic Bank	859,060	100,896,597
Regions Financial Corp.	1,777,958	30,509,759
SVB Financial Group (a)	139,064	34,910,627

		166,316,983

Restaurants - 0.9%
Domino’s Pizza Inc.	29,591	8,693,244
McDonald’s Corp.	198,230	39,172,230

		47,865,474

Semiconductor Equipment - 2.2%
Applied Materials Inc.	1,571,086	95,899,089
ASML Holding N.V.	64,040	18,951,998
Lam Research Corp.	33,042	9,661,481

		124,512,568

Semiconductors - 2.0%
Broadcom Inc.	73,009	23,072,304
Intel Corp.	457,183	27,362,403
NVIDIA Corp.	200,813	47,251,299
QUALCOMM Inc.	151,480	13,365,080

		111,051,086

Soft Drinks - 1.7%
PepsiCo Inc.	681,456	93,134,592

Specialized REITs - 0.5%
American Tower Corp.	121,869	28,007,934

Specialty Chemicals - 0.6%
Albemarle Corp.	74,175	5,417,742
DuPont de Nemours Inc.	203,842	13,086,656
PPG Industries Inc.	111,539	14,889,341

		33,393,739

Specialty Stores - 0.3%
Ulta Salon Cosmetics & Fragrance Inc. (a)	73,125	18,510,862

Systems Software - 6.1%
Microsoft Corp.	1,796,037	283,235,035
Oracle Corp.	521,701	27,639,719
ServiceNow Inc. (a)	88,510	24,988,143

		335,862,897

See Notes to Schedules of Investments and Notes to Financial Statements.

8	GE RSP U.S. Equity Fund

GE RSP U.S. Equity Fund

Schedule of Investments, continued — December 31, 2019

	Number of Shares	Fair Value $

Technology Hardware, Storage & Peripherals - 4.8%
Apple Inc.	897,519	263,556,454

Tobacco - 0.5%
Philip Morris International Inc.	321,602	27,365,114

Trading Companies & Distributors - 1.1%
United Rentals Inc. (a)	358,252	59,745,686

Trucking - 0.3%
Lyft Inc., Class A (a)	435,331	18,727,940

Wireless Telecommunication Services - 0.2%
T-Mobile US Inc. (a)	146,058	11,453,868

Total Common Stock (Cost $3,784,675,673)		5,476,086,350

Total Investments (Cost $3,784,675,673)		5,476,086,350

Other Assets and Liabilities, net - 1.2%		65,328,505

NET ASSETS - 100.0%		5,541,414,855

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s Supplemental Information Documents and Consolidated Profile for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.
†	Percentages are based on net assets as of December 31, 2019.

Abbreviations:

REIT - Real Estate Investment Trust

The following table presents the Fund’s investments measured at fair value on a recurring basis at December 31, 2019:

Fund	Investments	Level 1	Level 2	Level 3	Total

GE RSP U.S. Equity Fund	Investments in Securities

	Common Stock	$5,476,086,350	$—	$—	$5,476,086,350

	Total Investments in Securities	$5,476,086,350	$—	$—	$5,476,086,350

See Notes to Schedules of Investments and Notes to Financial Statements.

GE RSP U.S. Equity Fund	9

GE RSP Income Fund

Management Discussion of Fund Performance — December 31, 2019 (Unaudited)

The GE RSP Income Fund (the “Fund”) seeks a high interest rate of return over a long-term period consistent with the preservation of capital. The Fund’s benchmark is the Bloomberg Barclays U.S. Aggregate Bond Index (the “Index”).

For the 12-month period ended December 31, 2019 (the “Reporting Period”), the total return for the Fund was 9.38% and the Index was 8.72%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

Asset allocation and duration, which each had a positive impact, and security selection, which had a negative impact, were the primary drivers of Fund performance during the Reporting Period relative to the Index.

Reflecting our view that the credit and economic cycle would persist, which was bolstered by a new round of monetary stimulus, the Fund maintained an over-weight asset allocation to credit sectors during the Reporting Period. Largely in response to renewed monetary policy stimulus, credit spreads tightened over the Reporting Period. Credit performance versus duration-equivalent treasuries was positive over the Reporting Period, with investment-grade credit and high-yield strongly out-performing risk-free assets. As such, the Fund’s allocation to credit generated positive excess returns relative to the Index.

Over the course of the Reporting Period, the ten-year government interest rate decreased from 2.69% to 1.92%. During the third quarter of 2019, we felt that long-term rates were nearing a cyclical low, which turned out to be the case, as the ten-year government interest rate hit a low of 1.46%. During that period, we established a short duration position relative to the Index, positively impacting the Fund’s performance relative to the Index.

Security selection in the investment-grade credit allocation generated positive excess returns relative to the Index, which was offset by security selection in the agency MBS and treasury allocations, with each generating negative excess returns relative to the Index.

The Fund used treasury futures, interest rate swaps, options on treasury futures and index credit default swaps in order to actively manage duration and credit spread duration during the Reporting Period. The Fund’s use of treasury futures contributed to Fund performance relative to the Index, while its use of interest rate swaps, options on treasury futures and index credit default swaps detracted from Fund performance relative to the Index.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

10	GE RSP Income Fund

GE RSP Income Fund

Understanding Your Fund’s Expenses (Unaudited)

As a shareholder of the Fund you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in shares of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended December 31, 2019.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Actual Fund Return
Beginning Account Value July 1, 2019	$1,000.00	$1,000.00
Ending Account Value December 31, 2019	$1,025.00	$1,024.40
Expenses Paid During Period*	$0.82	$0.82

*

Expenses are equal to the Fund’s annualized expense ratio of 0.16%** (for the period July 1, 2019-December 31, 2019), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

**	May differ from expense ratio disclosed in the financial highlights, which is calculated based on the entire fiscal year’s data.

GE RSP Income Fund	11

GE RSP Income Fund

Performance Summary — December 31, 2019 (Unaudited)

Quality Ratings

as of December 31, 2019 as a % of Fair Value (a)

Moody’s / S&P / Rating*	Percentage of Fair Value
Aaa / AAA	4.55%

Aa / AA	69.05%

A / A	6.09%

Baa / BBB	17.42%

Ba / BB and lower	2.31%

NR / Other	0.58%

100.00%

Sector Allocation

Portfolio Composition as a % of Fair Value of $2,362,392 (in thousands) as of December 31, 2019 (a)

Average Annual Total Return for the periods ended December 31, 2019

(Inception date: 01/03/80)

	One Year	Five Year	Ten Year	Ending Value of a $10,000 Investment
GE RSP Income Fund	9.38%	3.23%	4.27%	$15,195

Bloomberg Barclays U.S. Aggregate Bond Index	8.72%	3.05%	3.75%	$14,445

*

Moody’s Investors Services, Inc. (“Moody’s”) and S&P Global Ratings (“S&P”) are nationally recognized statistical rating organizations. The quality ratings represent the lower of Moody’s or S&P credit ratings. When a rating from only one of the rating agencies is available, that rating is used. Securities not rated by Moody’s or S&P are categorized as not rated. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Credit quality ratings assigned by a rating agency are subject to change periodically and are not absolute standard of quality. In formulating investment decisions for the Fund, SSGA Funds Management, Inc. (“SSGA FM”) develops its own analysis of the credit quality and risks associated with individual debt instruments, rather than relying exclusively on rating agency ratings.

(a)

The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

12	GE RSP Income Fund

GE RSP Income Fund

Performance Summary, continued — December 31, 2019 (Unaudited)

See Notes to Performance beginning on page 1 for further information.

Past performance does not predict future performance. The performance shown in the graphs and tables does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares and does not reflect the fees or charges that would be associated with variable contracts through which shares of the Fund are offered.

GE RSP Income Fund	13

GE RSP Income Fund

Schedule of Investments — December 31, 2019

	Principal Amount ($) or Number of Shares	Fair Value $

Bonds and Notes - 96.9%†
U.S. Treasuries - 21.3%
U.S. Treasury Bonds
2.25%, 08/15/46 (a)	14,668,000	14,292,133
3.00%, 08/15/48 (a)	75,492,400	85,259,229
U.S. Treasury Notes
1.63%, 02/15/26 (a)	59,657,600	59,126,275
1.88%, 06/30/20 - 12/15/20 (a)	155,766,900	156,034,726
2.25%, 03/31/20 (a)	46,500,000	46,569,024
2.50%, 01/31/24 (a)	54,898,600	56,712,827
2.63%, 02/15/29 (a)	12,746,000	13,516,735

		431,510,949

Agency Mortgage Backed - 37.0%
Federal Home Loan Mortgage Corp.
3.00%, 03/01/43 (a)	29,588,783	30,441,509
4.00%, 01/01/48	44,298,632	46,600,471
4.05%, 09/25/28 (a)(b)	2,313,000	2,582,425
4.50%, 06/01/33 - 02/01/35 (a)	73,042	78,291
5.00%, 07/01/35 (a)	631,587	700,010
5.50%, 05/01/20 - 04/01/39 (a)	1,061,311	1,187,074
6.00%, 06/01/33 - 11/01/37 (a)	2,295,037	2,608,771
6.50%, 07/01/29 (a)	16,027	16,897
7.00%, 01/01/27 - 08/01/36 (a)	491,473	561,047
7.50%, 01/01/28 - 09/01/33 (a)	34,548	37,342
8.00%, 11/01/30 (a)	2,906	3,283
8.50%, 04/01/30 (a)	6,129	7,779
Federal National Mortgage Assoc.
3.50%, 06/01/44	35,862,725	37,792,512
3.50%, 08/01/45 - 07/01/47 (a)	27,273,101	28,728,437
4.00%, 01/01/41 - 10/01/47 (a)	47,914,831	50,594,997
4.50%, 02/01/20 - 02/01/40 (a)	5,686,294	6,186,282
5.00%, 07/01/20 - 05/01/39 (a)	1,852,165	2,045,672
5.50%, 06/01/20 - 01/01/39 (a)	6,180,980	6,915,423
6.00%, 02/01/20 - 05/01/41 (a)	10,553,567	11,986,526
6.50%, 05/01/21 - 08/01/36 (a)	361,136	393,521

	Principal Amount ($) or Number of Shares	Fair Value $
7.00%, 10/01/32 - 02/01/34 (a)	42,181	45,188
7.50%, 11/01/22 - 03/01/33 (a)	214,612	238,902
8.00%, 06/01/24 - 10/01/31 (a)	83,674	90,479
8.50%, 04/01/30 (a)	16,583	19,868
9.00%, 06/01/21 - 12/01/22 (a)	8,306	8,479
Federal National Mortgage Assoc. 1.60% + 12 month USD LIBOR
4.47%, 04/01/37 (a)(b)	16,497	16,952
Federal National Mortgage Assoc. TBA
2.50% TBA (c)	90,587,000	91,405,906
3.50% TBA (c)	39,141,000	40,257,693
4.00% TBA (c)	187,211,331	195,280,139
4.00% TBA (a)(c)	81,475,000	84,732,370
Government National Mortgage Assoc.
3.00%, 12/20/42 (a)	40,415,544	41,863,305
3.50%, 05/20/45 (a)	45,174,656	47,152,003
4.00%, 01/20/41 - 04/20/43 (a)	11,678,127	12,446,725
4.50%, 08/15/33 - 03/20/41 (a)	4,709,747	5,062,404
5.00%, 08/15/33 (a)	238,852	259,926
6.00%, 04/15/27 - 09/15/36 (a)	698,693	781,110
6.50%, 01/15/24 - 09/15/36 (a)	570,922	617,710
7.00%, 03/15/26 - 10/15/36 (a)	324,053	354,932
7.50%, 11/15/22 - 11/15/31 (a)	110,792	115,336
8.00%, 12/15/29 - 05/15/30 (a)	1,191	1,285
9.00%, 12/15/21 (a)	3,012	3,098
Government National Mortgage Assoc. 1.50% + 1 year CMT
3.25%, 08/20/23 - 09/20/24 (a)(b)	1,898	1,921
3.88%, 04/20/24 (a)(b)	1,031	1,047
4.00%, 01/20/24 - 03/20/24 (a)(b)	1,334	1,352
4.13%, 11/20/21 - 10/20/25 (a)(b)	5,159	5,216

		750,231,615

See Notes to Schedules of Investments and Notes to Financial Statements.

14	GE RSP Income Fund

GE RSP Income Fund

Schedule of Investments, continued — December 31, 2019

	Principal Amount ($) or Number of Shares	Fair Value $

Agency Collateralized Mortgage Obligations - 1.0%
Federal Home Loan Mortgage Corp.
0.08%, 09/25/43 (a)(b)(d)	5,167,866	17,502
2.43%, 08/25/29 (a)	12,078,000	12,077,148
2.51%, 07/25/29 (a)	6,504,000	6,549,366
Federal Home Loan Mortgage Corp. REMIC
3.50%, 09/15/29 - 11/15/30 (a)(d)	1,513,756	77,728
5.50%, 06/15/33 (a)(d)	210,321	37,837
7.50%, 07/15/27 (a)(d)	9,407	1,399
Federal Home Loan Mortgage Corp. REMIC 6.60% - 1 month USD LIBOR
4.86%, 08/15/25 (a)(b)(d)	537,070	22,558
Federal Home Loan Mortgage Corp. STRIPS
1.47%, 08/01/27 (a)(e)(f)	5,877	5,226
8.00%, 02/01/23 - 07/01/24 (a)(d)	15,267	1,852
Federal National Mortgage Assoc. REMIC
1.09%, 12/25/42 (a)(b)(d)	725,557	28,699
5.00%, 02/25/40 - 09/25/40 (a)(d)	773,617	85,584
8.00%, 05/25/22 (a)(d)	9	76
Federal National Mortgage Assoc. REMIC 6.00% - 1 month USD LIBOR
4.21%, 07/25/38 (a)(b)(d)	274,089	39,613
Federal National Mortgage Assoc. STRIPS
1.87%, 12/25/34 (a)(e)(f)	196,901	169,790
4.50%, 08/25/35 - 01/25/36 (a)(d)	496,067	76,097
5.00%, 03/25/38 - 05/25/38 (a)(d)	271,197	45,565
5.50%, 12/25/33 (a)(d)	76,618	15,220
6.00%, 01/25/35 (a)(d)	295,542	56,378
7.50%, 11/25/23 (a)(d)	47,764	4,753
8.00%, 08/25/23 - 07/25/24 (a)(d)	32,344	3,931
8.50%, 07/25/22 (a)(d)	5,896	360
9.00%, 05/25/22 (a)(d)	4,384	233
Government National Mortgage Assoc. REMIC
4.50%, 05/20/38 - 08/16/39 (a)(d)	409,239	11,567
5.00%, 09/20/38 (a)(d)	34,326	116

		19,328,598

	Principal Amount ($) or Number of Shares	Fair Value $
Asset Backed - 2.8%
American Express Credit Account Master Trust 0.24% + 1 month USD LIBOR
1.98%, 04/15/24 (a)(b)	10,973,000	10,981,557
American Express Credit Account Master Trust 2017-6
2.04%, 05/15/23 (a)	234,733	235,081
American Express Credit Account Master Trust 2018-1
2.67%, 10/17/22 (a)	5,407,000	5,414,708
American Express Credit Account Master Trust 2018-8
3.18%, 04/15/24 (a)	11,065,000	11,312,930
BA Credit Card Trust 2018-A1
2.70%, 07/17/23 (a)	4,744,000	4,788,940
BMW Floorplan Master Owner Trust 2018-1
3.15%, 05/15/23 (a)(g)	2,965,000	3,011,163
Chase Funding Trust 2004-1
4.99%, 11/25/33 (a)(h)	565,976	565,976
Enterprise Fleet Financing 2019-1 LLC
3.07%, 10/20/24 (a)(g)	4,214,000	4,308,293
GMF Floorplan Owner Revolving Trust 0.32% + 1 month USD LIBOR
2.06%, 09/15/22 (b)(g)	4,467,000	4,467,555
Hyundai Auto Lease Securitization Trust 2018-A
2.89%, 03/15/22 (g)	5,855,000	5,890,670
Irwin Home Equity Loan Trust 2006-2 0.30% + 1 month USD LIBOR
2.09%, 02/25/36 (a)(b)(g)	26,582	26,085
Nissan Auto Lease Trust 2019-A
2.76%, 03/15/22 (a)	3,390,000	3,421,500
Securitized Term Auto Receivables Trust 2018-1A
3.30%, 11/25/22 (a)(g)	1,400,000	1,424,556

		55,849,014

Corporate Notes - 30.1%
3M Co.
3.13%, 09/19/46 (a)	1,233,000	1,173,939

See Notes to Schedules of Investments and Notes to Financial Statements.

GE RSP Income Fund	15

GE RSP Income Fund

Schedule of Investments, continued — December 31, 2019

	Principal Amount ($) or Number of Shares	Fair Value $

Abbott Laboratories
3.75%, 11/30/26 (a)	580,000	633,981
4.90%, 11/30/46 (a)	508,000	666,090
AbbVie Inc.
2.60%, 11/21/24 (a)(g)	1,255,000	1,265,981
2.95%, 11/21/26 (a)(g)	1,740,000	1,769,249
3.20%, 05/14/26 (a)	715,000	740,340
3.20%, 11/21/29 (a)(g)	1,130,000	1,153,165
4.05%, 11/21/39 (a)(g)	725,000	761,178
4.25%, 11/21/49 (a)(g)	460,000	487,867
4.45%, 05/14/46 (a)	663,000	715,158
4.70%, 05/14/45 (a)	253,000	282,313
4.88%, 11/14/48 (a)	242,000	279,176
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.50%, 05/15/21 (a)	995,000	1,027,377
Aetna Inc.
3.50%, 11/15/24 (a)	640,000	670,381
Aflac Inc.
4.00%, 10/15/46 (a)	217,000	237,235
Aircastle Ltd.
4.25%, 06/15/26 (a)	986,000	1,040,891
Albemarle Wodgina Pty Ltd.
3.45%, 11/15/29 (a)(g)	2,025,000	2,029,516
Alcon Finance Corp.
3.80%, 09/23/49 (a)(g)	793,000	833,840
Alexandria Real Estate Equities Inc.
4.70%, 07/01/30 (a)	433,000	497,876
Alibaba Group Holding Ltd.
3.40%, 12/06/27 (a)	300,000	312,861
4.00%, 12/06/37 (a)	450,000	482,292
4.20%, 12/06/47 (a)	339,000	378,710
Alimentation Couche-Tard Inc.
2.70%, 07/26/22 (a)(g)	1,127,000	1,140,062
Allegion PLC
3.50%, 10/01/29 (a)	815,000	833,297
Allergan Finance LLC
3.25%, 10/01/22 (a)	839,000	857,945
4.63%, 10/01/42 (a)	129,000	134,423
Allergan Funding SCS
3.00%, 03/12/20 (a)	1,625,000	1,626,235
3.45%, 03/15/22 (a)	640,000	654,886
Allergan Sales LLC
5.00%, 12/15/21 (a)(g)	1,837,000	1,921,888
Ally Financial Inc.
5.75%, 11/20/25 (a)	829,000	929,748
Altria Group Inc.
2.95%, 05/02/23 (a)	513,000	526,338
3.80%, 02/14/24 (a)	448,000	471,565

	Principal Amount ($) or Number of Shares	Fair Value $
4.25%, 08/09/42 (a)	96,000	94,992
4.50%, 05/02/43 (a)	330,000	336,009
4.80%, 02/14/29 (a)	993,000	1,105,507
Amazon.com Inc.
2.80%, 08/22/24 (a)	409,000	423,430
3.15%, 08/22/27 (a)	386,000	408,793
3.88%, 08/22/37 (a)	341,000	387,110
4.05%, 08/22/47 (a)	342,000	403,611
4.25%, 08/22/57 (a)	418,000	506,800
Ameren Corp.
2.50%, 09/15/24 (a)	1,855,000	1,861,752
3.65%, 02/15/26 (a)	444,000	464,499
America Movil SAB de C.V.
3.13%, 07/16/22 (a)	1,469,000	1,504,785
4.38%, 04/22/49 (a)	800,000	914,280
5.00%, 03/30/20 (a)	718,000	722,775
American Campus Communities Operating Partnership LP
4.13%, 07/01/24 (a)	372,000	397,370
American Express Co.
3.00%, 10/30/24 (a)	1,077,000	1,113,715
American International Group Inc.
4.25%, 03/15/29 (a)	751,000	836,058
4.50%, 07/16/44 (a)	717,000	826,895
6.40%, 12/15/20 (a)	546,000	568,621
American International Group Inc. (5.75% fixed rate until 04/01/28; 2.87% + 3 month USD LIBOR thereafter)
5.75%, 04/01/48 (a)(b)	217,000	238,251
American Tower Corp.
3.70%, 10/15/49 (a)	417,000	417,300
3.80%, 08/15/29 (a)	910,000	972,854
American Water Capital Corp.
2.95%, 09/01/27 (a)	667,000	680,400
Amgen Inc.
2.65%, 05/11/22 (a)	1,202,000	1,219,850
3.20%, 11/02/27 (a)	518,000	545,268
4.56%, 06/15/48 (a)	608,000	707,949
4.66%, 06/15/51 (a)	253,000	297,844
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
3.65%, 02/01/26 (a)	1,180,000	1,259,367
4.70%, 02/01/36 (a)	375,000	433,883
4.90%, 02/01/46 (a)	818,000	973,150
Anheuser-Busch InBev Worldwide Inc.
4.00%, 04/13/28 (a)	268,000	294,626
4.38%, 04/15/38 (a)	1,307,000	1,470,480

See Notes to Schedules of Investments and Notes to Financial Statements.

16	GE RSP Income Fund

GE RSP Income Fund

Schedule of Investments, continued — December 31, 2019

	Principal Amount ($) or Number of Shares	Fair Value $

4.60%, 04/15/48 (a)	471,000	537,119
4.75%, 04/15/58 (a)	370,000	432,197
5.55%, 01/23/49 (a)	1,303,000	1,692,975
Anthem Inc.
2.88%, 09/15/29 (a)	404,000	403,681
3.30%, 01/15/23 (a)	598,000	618,541
3.70%, 09/15/49 (a)	404,000	402,663
ANZ New Zealand International Ltd.
3.45%, 01/21/28 (a)(g)	1,128,000	1,187,344
Apache Corp.
4.38%, 10/15/28 (a)	283,000	296,026
5.10%, 09/01/40 (a)	402,000	408,898
Apollo Management Holdings LP (4.95% fixed rate until 12/17/24; 3.27% + 5 year CMT Rate thereafter)
4.95%, 01/14/50 (b)(g)	1,015,000	1,028,936
Apple Inc.
2.20%, 09/11/29 (a)	825,000	810,777
2.85%, 05/11/24 (a)	724,000	748,826
2.95%, 09/11/49 (a)	545,000	532,198
3.35%, 02/09/27 (a)	400,000	426,764
3.45%, 02/09/45 (a)	1,386,000	1,467,206
3.85%, 08/04/46 (a)	1,248,000	1,406,920
Applied Materials Inc.
4.35%, 04/01/47 (a)	471,000	568,445
Aptiv PLC
4.40%, 10/01/46 (a)	564,000	545,208
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (a)	486,000	494,461
Ascension Health
4.85%, 11/15/53 (a)	649,000	819,200
AstraZeneca PLC
3.50%, 08/17/23 (a)	571,000	597,757
4.00%, 01/17/29 (a)	378,000	419,984
4.38%, 08/17/48 (a)	203,000	241,012
AT&T Inc.
4.35%, 03/01/29 (a)	1,198,000	1,330,643
4.45%, 04/01/24 (a)	563,000	609,622
4.50%, 05/15/35 (a)	856,000	954,080
4.55%, 03/09/49 (a)	462,000	513,060
4.75%, 05/15/46 (a)	274,000	309,839
4.80%, 06/15/44 (a)	578,000	659,463
4.85%, 03/01/39 (a)	1,115,000	1,288,081
5.15%, 11/15/46 (a)	150,000	179,189
5.25%, 03/01/37 (a)	579,000	692,918
5.35%, 12/15/43 (a)	626,000	736,927
5.45%, 03/01/47 (a)	1,002,000	1,241,037
Athene Holding Ltd.
4.13%, 01/12/28 (a)	626,000	645,287

	Principal Amount ($) or Number of Shares	Fair Value $
Avangrid Inc.
3.15%, 12/01/24 (a)	1,101,000	1,136,639
Baidu Inc.
2.88%, 07/06/22 (a)	911,000	919,718
Bank of America Corp.
3.25%, 10/21/27 (a)	355,000	370,602
3.95%, 04/21/25 (a)	692,000	738,156
4.18%, 11/25/27 (a)	1,209,000	1,312,539
4.25%, 10/22/26 (a)	1,194,000	1,303,036
Bank of America Corp. (3.12% fixed rate until 01/20/22; 1.16% + 3 month USD LIBOR thereafter)
3.12%, 01/20/23 (a)(b)	675,000	688,392
Bank of America Corp. (3.37% fixed rate until 01/23/25; 0.81% + 3 month USD LIBOR thereafter)
3.37%, 01/23/26 (a)(b)	513,000	537,121
Bank of America Corp. (3.42% fixed rate until 12/20/27; 1.04% + 3 month USD LIBOR thereafter)
3.42%, 12/20/28 (a)(b)	837,000	879,093
Bank of America Corp. (3.56% fixed rate until 04/23/26; 1.06% + 3 month USD LIBOR thereafter)
3.56%, 04/23/27 (a)(b)	2,027,000	2,142,539
Bank of America Corp. (3.95% fixed rate until 01/23/48; 1.19% + 3 month USD LIBOR thereafter)
3.95%, 01/23/49 (a)(b)	374,000	426,102
Bank of America Corp. (4.24% fixed rate until 04/24/37; 1.81% + 3 month USD LIBOR thereafter)
4.24%, 04/24/38 (a)(b)	1,041,000	1,203,438
Bank of America Corp. (4.27% fixed rate until 07/23/28; 1.31% + 3 month USD LIBOR thereafter)
4.27%, 07/23/29 (a)(b)	367,000	407,976
Bank of America Corp. (4.33% fixed rate until 03/15/49; 1.52% + 3 month USD LIBOR thereafter)
4.33%, 03/15/50 (a)(b)	479,000	575,427
Bank of America Corp. (4.44% fixed rate until 01/20/47; 1.99% + 3 month USD LIBOR thereafter)
4.44%, 01/20/48 (a)(b)	515,000	629,660

See Notes to Schedules of Investments and Notes to Financial Statements.

GE RSP Income Fund	17

GE RSP Income Fund

Schedule of Investments, continued — December 31, 2019

	Principal Amount ($) or Number of Shares	Fair Value $

Bank of Montreal (4.34% fixed rate until 10/05/23; 1.28% + USD 5 year Swap Rate thereafter)
4.34%, 10/05/28 (a)(b)	1,447,000	1,527,077
Barclays PLC
4.38%, 01/12/26 (a)	911,000	987,287
4.84%, 05/09/28 (a)	478,000	516,178
Barclays PLC (4.97% fixed rate until 05/16/28; 1.90% + 3 month USD LIBOR thereafter)
4.97%, 05/16/29 (a)(b)	709,000	799,943
Barrick North America Finance LLC
5.70%, 05/30/41 (a)	137,000	169,321
BAT Capital Corp.
2.76%, 08/15/22 (a)	848,000	860,661
3.56%, 08/15/27 (a)	542,000	553,978
4.39%, 08/15/37 (a)	910,000	923,959
4.54%, 08/15/47 (a)	409,000	410,652
Bayer US Finance II LLC
3.50%, 06/25/21 (a)(g)	1,803,000	1,836,229
3.88%, 12/15/23 (a)(g)	608,000	638,528
Becton Dickinson and Co.
2.89%, 06/06/22 (a)	855,000	869,133
3.70%, 06/06/27 (a)	541,000	575,862
3.73%, 12/15/24 (a)	36,000	38,234
4.67%, 06/06/47 (a)	89,000	105,930
4.69%, 12/15/44 (a)	103,000	119,851
Berkshire Hathaway Energy Co.
3.25%, 04/15/28 (a)	411,000	434,485
3.80%, 07/15/48 (a)	363,000	392,356
6.13%, 04/01/36 (a)	370,000	508,332
Berkshire Hathaway Finance Corp.
4.25%, 01/15/49 (a)	521,000	619,834
Berkshire Hathaway Inc.
4.50%, 02/11/43 (a)	211,000	257,177
BHP Billiton Finance USA Ltd.
5.00%, 09/30/43 (a)	215,000	276,656
BNP Paribas S.A. (2.82% fixed rate until 11/19/24; 1.11% + 3 month USD LIBOR thereafter)
2.82%, 11/19/25 (a)(b)(g)	2,507,000	2,537,485
BNP Paribas S.A. (5.13% fixed rate until 11/15/27; 2.84% + USD 5 year Swap Rate thereafter)
5.13%, 12/31/99 (a)(b)(g)	600,000	612,870

	Principal Amount ($) or Number of Shares	Fair Value $
Boardwalk Pipelines LP
4.80%, 05/03/29 (a)	813,000	866,008
Boston Scientific Corp.
4.70%, 03/01/49 (a)	335,000	406,918
BP Capital Markets America Inc.
3.02%, 01/16/27 (a)	2,045,000	2,118,763
3.22%, 11/28/23 (a)	511,000	531,644
Brighthouse Financial Inc.
3.70%, 06/22/27 (a)	81,000	80,766
4.70%, 06/22/47 (a)	55,000	50,912
Bristol-Myers Squibb Co.
3.20%, 06/15/26 (a)(g)	1,227,000	1,289,172
3.40%, 07/26/29 (a)(g)	789,000	845,193
3.45%, 11/15/27 (g)	53,000	56,550
4.13%, 06/15/39 (a)(g)	645,000	743,601
4.25%, 10/26/49 (a)(g)	645,000	766,408
4.35%, 11/15/47 (g)	86,000	102,134
4.55%, 02/20/48 (g)	674,000	826,162
5.00%, 08/15/45 (g)	211,000	270,502
Brixmor Operating Partnership LP
3.90%, 03/15/27 (a)	261,000	273,713
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.65%, 01/15/23 (a)	215,000	216,245
3.00%, 01/15/22 (a)	618,000	627,227
3.13%, 01/15/25 (a)	234,000	237,318
3.88%, 01/15/27 (a)	89,000	92,461
Brown-Forman Corp.
4.00%, 04/15/38 (a)	206,000	230,644
Bunge Limited Finance Corp.
3.75%, 09/25/27 (a)	298,000	304,723
Burlington Northern Santa Fe LLC
4.15%, 12/15/48 (a)	732,000	846,426
4.55%, 09/01/44 (a)	1,103,000	1,315,901
C&W Senior Financing DAC
7.50%, 10/15/26 (a)(g)	500,000	542,475
Cameron LNG LLC
3.30%, 01/15/35 (g)	811,000	824,755
3.70%, 01/15/39 (g)	405,000	415,433
Campbell Soup Co.
3.30%, 03/15/21 (a)	1,500,000	1,522,275
Canadian Natural Resources Ltd.
3.85%, 06/01/27 (a)	717,000	764,594
4.95%, 06/01/47 (a)	176,000	215,366
Cantor Fitzgerald LP
4.88%, 05/01/24 (a)(g)	1,996,000	2,129,932
Capital One Financial Corp.
3.75%, 07/28/26 (a)	1,189,000	1,251,981
4.75%, 07/15/21 (a)	1,654,000	1,722,327

See Notes to Schedules of Investments and Notes to Financial Statements.

18	GE RSP Income Fund

GE RSP Income Fund

Schedule of Investments, continued — December 31, 2019

	Principal Amount ($) or Number of Shares	Fair Value $

Cardinal Health Inc.
2.62%, 06/15/22 (a)	424,000	428,363
3.08%, 06/15/24 (a)	308,000	317,132
Caterpillar Inc.
3.25%, 09/19/49 (a)	766,000	769,118
3.80%, 08/15/42 (a)	264,000	294,785
Celulosa Arauco y Constitucion S.A.
4.20%, 01/29/30 (a)(g)	1,291,000	1,296,784
Cenovus Energy Inc.
4.25%, 04/15/27 (a)	333,000	352,467
5.25%, 06/15/37 (a)	414,000	457,296
5.40%, 06/15/47 (a)	126,000	146,220
Centene Corp.
4.25%, 12/15/27 (g)	1,990,000	2,049,342
4.63%, 12/15/29 (g)	615,000	647,650
CenterPoint Energy Inc.
2.50%, 09/01/22 (a)	1,706,000	1,721,098
3.60%, 11/01/21 (a)	801,000	822,291
Charter Communications Operating LLC/Charter Communications Operating Capital
4.46%, 07/23/22 (a)	1,164,000	1,223,550
4.91%, 07/23/25 (a)	246,000	271,136
5.05%, 03/30/29 (a)	1,446,000	1,637,479
5.75%, 04/01/48 (a)	895,000	1,046,434
6.38%, 10/23/35 (a)	118,000	148,996
6.48%, 10/23/45 (a)	253,000	315,041
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25	1,624,000	1,828,559
Chevron Corp.
3.19%, 06/24/23 (a)	468,000	487,726
Chubb INA Holdings Inc.
4.35%, 11/03/45 (a)	572,000	694,808
Cigna Corp.
3.25%, 04/15/25 (a)(g)	481,000	498,922
3.40%, 09/17/21 (a)	654,000	669,389
3.40%, 03/01/27 (a)(g)	512,000	531,712
3.75%, 07/15/23 (a)	569,000	597,313
3.88%, 10/15/47 (a)(g)	444,000	454,314
4.13%, 11/15/25 (a)	948,000	1,029,291
4.38%, 10/15/28 (a)	378,000	419,463
4.80%, 08/15/38 (a)	331,000	385,896
4.90%, 12/15/48 (a)	361,000	431,608
Cisco Systems Inc.
5.90%, 02/15/39 (a)	433,000	607,672
Citigroup Inc.
2.70%, 10/27/22 (a)	856,000	870,158
4.40%, 06/10/25 (a)	691,000	751,435
4.45%, 09/29/27 (a)	925,000	1,019,341

	Principal Amount ($) or Number of Shares	Fair Value $
4.65%, 07/30/45 - 07/23/48 (a)	1,326,000	1,654,591
4.75%, 05/18/46 (a)	482,000	577,595
5.50%, 09/13/25 (a)	2,140,000	2,449,187
Citigroup Inc. (2.88% fixed rate until 07/24/22; 0.95% + 3 month USD LIBOR thereafter)
2.88%, 07/24/23 (a)(b)	261,000	265,353
Citigroup Inc. (2.98% fixed rate until 11/05/29; 1.42% + SOFR thereafter)
2.98%, 11/05/30 (a)(b)	1,216,000	1,234,714
Citigroup Inc. (3.88% fixed rate until 01/24/38; 1.17% + 3 month USD LIBOR thereafter)
3.88%, 01/24/39 (a)(b)	355,000	391,490
Citigroup Inc. (4.28% fixed rate until 04/24/47; 1.84% + 3 month USD LIBOR thereafter)
4.28%, 04/24/48 (a)(b)	384,000	456,165
Citigroup Inc. (5.88% fixed rate until 03/27/20; 4.06% + 3 month USD LIBOR thereafter)
5.88%, 12/29/49 (a)(b)	2,754,000	2,775,509
CME Group Inc.
3.75%, 06/15/28 (a)	443,000	490,591
CMS Energy Corp.
4.88%, 03/01/44 (a)	1,225,000	1,459,943
CNA Financial Corp.
3.45%, 08/15/27 (a)	336,000	349,470
3.90%, 05/01/29 (a)	791,000	850,436
CNH Industrial Capital LLC
4.38%, 11/06/20 (a)	666,000	678,894
4.88%, 04/01/21 (a)	801,000	826,864
CNOOC Nexen Finance 2014 ULC
4.25%, 04/30/24 (a)	2,095,000	2,245,819
Comcast Corp.
3.20%, 07/15/36 (a)	755,000	772,599
3.25%, 11/01/39 (a)	1,216,000	1,234,325
3.38%, 08/15/25 (a)	267,000	283,258
3.45%, 02/01/50 (a)	590,000	605,783
3.97%, 11/01/47 (a)	1,288,000	1,419,324
4.15%, 10/15/28 (a)	830,000	934,455
4.60%, 08/15/45 (a)	394,000	472,694
4.70%, 10/15/48 (a)	403,000	497,238
CommonSpirit Health
4.35%, 11/01/42 (a)	1,029,000	1,051,196

See Notes to Schedules of Investments and Notes to Financial Statements.

GE RSP Income Fund	19

GE RSP Income Fund

Schedule of Investments, continued — December 31, 2019

	Principal Amount ($) or Number of Shares	Fair Value $

Conagra Brands Inc.
3.80%, 10/22/21 (a)	1,472,000	1,518,294
5.30%, 11/01/38 (a)	379,000	450,066
5.40%, 11/01/48 (a)	332,000	406,139
Conagra Brands Inc. 0.75% + 3 month USD LIBOR
2.70%, 10/22/20 (a)(b)	1,127,000	1,127,755
Concho Resources Inc.
3.75%, 10/01/27 (a)	174,000	183,123
4.30%, 08/15/28 (a)	586,000	638,804
4.88%, 10/01/47 (a)	293,000	339,663
ConocoPhillips Co.
4.30%, 11/15/44 (a)	762,000	894,824
Consolidated Edison Company of New York Inc.
2.90%, 12/01/26 (a)	932,000	955,971
3.88%, 06/15/47 (a)	427,000	464,529
Constellation Brands Inc.
3.15%, 08/01/29 (a)	1,703,000	1,724,986
3.70%, 12/06/26 (a)	665,000	706,403
4.50%, 05/09/47 (a)	612,000	671,052
Continental Resources Inc.
4.50%, 04/15/23 (a)	2,755,000	2,886,882
Corning Inc.
4.38%, 11/15/57 (a)	415,000	425,134
Credit Suisse Group AG
4.28%, 01/09/28 (a)(g)	846,000	920,541
Credit Suisse Group Funding Guernsey Ltd.
3.13%, 12/10/20 (a)	1,407,000	1,419,607
3.80%, 06/09/23 (a)	937,000	981,348
Crown Castle International Corp.
5.20%, 02/15/49 (a)	535,000	660,928
CSX Corp.
4.50%, 03/15/49 - 08/01/54 (a)	1,216,000	1,414,153
CubeSmart LP
4.38%, 02/15/29 (a)	948,000	1,039,965
CVS Health Corp.
3.00%, 08/15/26 (a)	828,000	845,173
3.25%, 08/15/29 (a)	685,000	698,796
3.35%, 03/09/21 (a)	598,000	607,520
3.88%, 07/20/25 (a)	344,000	366,928
4.10%, 03/25/25 (a)	952,000	1,023,819
4.30%, 03/25/28 (a)	306,000	334,785
4.78%, 03/25/38 (a)	507,000	576,849
5.00%, 12/01/24 (a)	793,000	877,946
5.05%, 03/25/48 (a)	712,000	844,610
5.13%, 07/20/45 (a)	193,000	228,686

	Principal Amount ($) or Number of Shares	Fair Value $
Dell International LLC/EMC Corp.
4.00%, 07/15/24 (a)(g)	1,015,000	1,063,740
4.42%, 06/15/21 (a)(g)	1,164,000	1,197,837
5.30%, 10/01/29 (a)(g)	741,000	834,336
5.45%, 06/15/23 (a)(g)	549,000	595,566
6.02%, 06/15/26 (a)(g)	254,000	293,253
8.10%, 07/15/36 (a)(g)	102,000	133,985
8.35%, 07/15/46 (a)(g)	240,000	328,526
Deutsche Bank AG
2.70%, 07/13/20 (a)	1,107,000	1,107,875
3.30%, 11/16/22 (a)	875,000	884,030
3.70%, 05/30/24 (a)	357,000	362,226
Deutsche Telekom International Finance BV
2.49%, 09/19/23 (a)(g)	758,000	764,496
Devon Energy Corp.
5.00%, 06/15/45 (a)	274,000	319,988
DH Europe Finance II Sarl
2.60%, 11/15/29 (a)	709,000	707,724
3.25%, 11/15/39 (a)	405,000	409,990
3.40%, 11/15/49 (a)	201,000	206,059
Diamondback Energy Inc.
2.88%, 12/01/24	1,015,000	1,026,835
3.25%, 12/01/26	710,000	718,215
3.50%, 12/01/29	608,000	619,175
5.38%, 05/31/25	2,435,000	2,557,870
Digital Realty Trust LP
3.60%, 07/01/29 (a)	1,300,000	1,358,318
Discover Bank
3.10%, 06/04/20 (a)	1,598,000	1,604,680
Discovery Communications LLC
2.95%, 03/20/23 (a)	2,074,000	2,116,061
3.95%, 03/20/28 (a)	593,000	633,935
4.95%, 05/15/42 (a)	210,000	232,764
5.00%, 09/20/37 (a)	274,000	310,511
Dollar Tree Inc.
4.00%, 05/15/25 (a)	685,000	732,471
4.20%, 05/15/28 (a)	239,000	256,727
Dominion Energy Inc.
2.58%, 07/01/20 (a)	813,000	815,122
3.07%, 08/15/24 (a)(h)	745,000	762,388
Dover Corp.
2.95%, 11/04/29 (a)	835,000	841,204
DTE Energy Co.
2.85%, 10/01/26 (a)	392,000	394,293
3.85%, 12/01/23 (a)	428,000	449,070
Duke Energy Carolinas LLC
3.95%, 03/15/48 (a)	484,000	540,972
Duke Energy Corp.
1.80%, 09/01/21 (a)	1,072,000	1,070,103

See Notes to Schedules of Investments and Notes to Financial Statements.

20	GE RSP Income Fund

GE RSP Income Fund

Schedule of Investments, continued — December 31, 2019

	Principal Amount ($) or Number of Shares	Fair Value $

3.55%, 09/15/21 (a)	651,000	665,810
3.75%, 09/01/46 (a)	331,000	341,403
Duke Energy Corp. (4.88% fixed rate until 09/16/24; 3.39% + 5 year CMT Rate thereafter)
4.88%, 12/31/99 (a)(b)	1,227,000	1,286,890
Duke Energy Progress LLC
4.15%, 12/01/44 (a)	461,000	520,225
Duke Realty LP
3.25%, 06/30/26 (a)	473,000	490,028
3.38%, 12/15/27 (a)	370,000	386,206
DuPont de Nemours Inc.
5.32%, 11/15/38 (a)	298,000	355,240
5.42%, 11/15/48 (a)	298,000	367,163
Duquesne Light Holdings Inc.
3.62%, 08/01/27 (a)(g)	1,278,000	1,278,958
Eastman Chemical Co.
3.50%, 12/01/21 (a)	833,000	852,984
3.60%, 08/15/22 (a)	326,000	337,469
4.50%, 01/15/21 - 12/01/28 (a)	2,268,000	2,353,967
Eaton Corp.
3.10%, 09/15/27 (a)	513,000	533,746
Ecolab Inc.
3.25%, 12/01/27 (a)	316,000	333,010
3.95%, 12/01/47 (a)	328,000	367,704
Edison International
2.40%, 09/15/22 (a)	2,431,000	2,419,526
5.75%, 06/15/27 (a)	245,000	275,503
Eli Lilly & Co.
3.95%, 03/15/49 (a)	747,000	863,547
Emera US Finance LP
4.75%, 06/15/46 (a)	169,000	195,345
Enbridge Energy Partners LP
5.50%, 09/15/40 (a)	114,000	135,867
Enbridge Inc.
4.00%, 11/15/49 (a)	608,000	637,628
Enel Finance International N.V.
3.63%, 05/25/27 (a)(g)	1,011,000	1,048,801
Energy Transfer Operating LP
4.25%, 03/15/23 (a)	800,000	834,696
4.50%, 04/15/24 (a)	637,000	678,016
4.95%, 06/15/28 (a)	272,000	298,370
6.13%, 12/15/45 (a)	219,000	253,985
6.50%, 02/01/42 (a)	636,000	756,261
Energy Transfer Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23 (a)	407,000	430,301

	Principal Amount ($) or Number of Shares	Fair Value $
Entergy Louisiana LLC
3.05%, 06/01/31 (a)	633,000	653,237
4.00%, 03/15/33 (a)	327,000	368,401
Enterprise Products Operating LLC
4.25%, 02/15/48 (a)	1,193,000	1,294,095
Enterprise Products Operating LLC (5.25% fixed rate until 08/16/27; 3.03% + 3 month USD LIBOR thereafter)
5.25%, 08/16/77 (a)(b)	386,000	388,806
EOG Resources Inc.
4.15%, 01/15/26 (a)	422,000	464,711
5.10%, 01/15/36 (a)	339,000	415,651
EPR Properties
4.95%, 04/15/28 (a)	479,000	524,270
EQM Midstream Partners LP
4.75%, 07/15/23 (a)	191,000	191,583
5.50%, 07/15/28 (a)	191,000	187,627
Equinor ASA
3.25%, 11/18/49 (a)	435,000	438,932
ERP Operating LP
4.50%, 07/01/44 (a)	276,000	328,186
Exelon Corp.
3.50%, 06/01/22 (a)	661,000	678,523
4.45%, 04/15/46 (a)	777,000	873,325
FedEx Corp.
3.10%, 08/05/29 (a)	1,325,000	1,325,331
4.10%, 02/01/45 (a)	989,000	962,465
Fifth Third Bancorp
3.65%, 01/25/24 (a)	1,489,000	1,570,880
FirstEnergy Corp.
3.90%, 07/15/27 (a)	242,000	259,042
FirstEnergy Transmission LLC
4.55%, 04/01/49 (a)(g)	756,000	868,130
Fiserv Inc.
3.50%, 07/01/29 (a)	555,000	584,226
4.40%, 07/01/49 (a)	331,000	376,469
Florida Power & Light Co.
4.13%, 02/01/42 (a)	457,000	522,813
Ford Motor Co.
4.35%, 12/08/26 (a)	536,000	552,059
Ford Motor Credit Company LLC
3.10%, 05/04/23 (a)	1,436,000	1,432,482
3.22%, 01/09/22 (a)	354,000	356,443
3.34%, 03/18/21 - 03/28/22 (a)	1,955,000	1,970,469
3.81%, 01/09/24 (a)	945,000	959,808
8.13%, 01/15/20 (a)	1,928,000	1,931,451

See Notes to Schedules of Investments and Notes to Financial Statements.

GE RSP Income Fund	21

GE RSP Income Fund

Schedule of Investments, continued — December 31, 2019

	Principal Amount ($) or Number of Shares	Fair Value $

General Mills Inc.
3.70%, 10/17/23 (a)	685,000	721,360
4.55%, 04/17/38 (a)	361,000	418,507
4.70%, 04/17/48 (a)	137,000	164,388
General Motors Co.
5.20%, 04/01/45 (a)	120,000	121,339
5.40%, 04/01/48 (a)	298,000	308,212
General Motors Financial Company Inc.
3.45%, 01/14/22 - 04/10/22 (a)	2,813,000	2,876,410
3.55%, 04/09/21 (a)	1,873,000	1,904,185
4.20%, 11/06/21 (a)	3,103,000	3,214,180
5.25%, 03/01/26 (a)	514,000	570,216
Georgia-Pacific LLC
3.60%, 03/01/25 (a)(g)	2,599,000	2,742,985
Gilead Sciences Inc.
2.95%, 03/01/27 (a)	138,000	143,378
3.50%, 02/01/25 (a)	363,000	385,190
3.65%, 03/01/26 (a)	364,000	391,617
4.15%, 03/01/47 (a)	643,000	715,453
4.80%, 04/01/44 (a)	270,000	326,149
GlaxoSmithKline Capital Inc.
3.38%, 05/15/23 (a)	801,000	836,188
3.63%, 05/15/25 (a)	757,000	811,224
GlaxoSmithKline Capital PLC
3.38%, 06/01/29 (a)	945,000	1,013,541
Glencore Finance Canada Ltd.
4.95%, 11/15/21 (a)(g)	638,000	667,106
Glencore Funding LLC
4.88%, 03/12/29 (a)(g)	770,000	839,816
Grupo Televisa SAB
5.00%, 05/13/45 (a)	382,000	398,755
Halliburton Co.
3.80%, 11/15/25 (a)	474,000	505,805
5.00%, 11/15/45 (a)	360,000	410,803
Hasbro Inc.
3.00%, 11/19/24 (a)	2,434,000	2,446,462
HCA Inc.
4.13%, 06/15/29 (a)	438,000	465,248
Hess Corp.
5.60%, 02/15/41 (a)	176,000	207,289
5.80%, 04/01/47 (a)	111,000	135,895
Hewlett Packard Enterprise Co.
6.35%, 10/15/45 (a)	195,000	235,700
Highwoods Realty LP
4.13%, 03/15/28 (a)	490,000	524,158
4.20%, 04/15/29 (a)	1,190,000	1,281,083
Honeywell International Inc.
2.70%, 08/15/29 (a)	1,762,000	1,806,825

	Principal Amount ($) or Number of Shares	Fair Value $
HSBC Holdings PLC
4.25%, 03/14/24 (a)	625,000	664,044
HSBC Holdings PLC (3.80% fixed rate until 03/11/24; 1.21% + 3 month USD LIBOR thereafter)
3.80%, 03/11/25 (a)(b)	2,061,000	2,164,071
HSBC Holdings PLC (4.29% fixed rate until 09/12/25; 1.35% + 3 month USD LIBOR thereafter)
4.29%, 09/12/26 (a)(b)	2,006,000	2,171,475
HSBC Holdings PLC (6.00% fixed rate until 05/22/27; 3.75% + USD 5 year Mid-Market Swap Rate thereafter)
6.00%, 12/31/99 (a)(b)	1,018,000	1,088,792
HSBC Holdings PLC (6.50% fixed rate until 03/23/28; 3.61% + USD 5 year Mid-Market Swap Rate thereafter)
6.50%, 12/31/99 (a)(b)	1,302,000	1,432,656
Hyundai Capital America
3.10%, 04/05/22 (a)(g)	558,000	565,327
Imperial Brands Finance PLC
3.13%, 07/26/24 (a)(g)	844,000	852,102
3.50%, 07/26/26 (a)(g)	388,000	390,681
ING Groep N.V.
4.10%, 10/02/23	2,509,000	2,670,404
Ingersoll-Rand Luxembourg Finance S.A.
3.50%, 03/21/26 (a)	1,137,000	1,190,564
3.55%, 11/01/24 (a)	617,000	646,622
3.80%, 03/21/29 (a)	1,137,000	1,225,174
Intel Corp.
2.45%, 11/15/29 (a)	2,434,000	2,430,738
2.60%, 05/19/26 (a)	856,000	874,986
2.88%, 05/11/24 (a)	485,000	503,105
International Business Machines Corp.
3.45%, 02/19/26 (a)	807,000	858,600
3.50%, 05/15/29 (a)	702,000	754,482
4.15%, 05/15/39 (a)	727,000	819,060
4.25%, 05/15/49 (a)	727,000	831,652
International Paper Co.
4.40%, 08/15/47 (a)	598,000	639,962
Interstate Power & Light Co.
3.40%, 08/15/25 (a)	2,311,000	2,374,483
Jabil Inc.
3.95%, 01/12/28 (a)	643,000	660,110

See Notes to Schedules of Investments and Notes to Financial Statements.

22	GE RSP Income Fund

GE RSP Income Fund

Schedule of Investments, continued — December 31, 2019

	Principal Amount ($) or Number of Shares	Fair Value $

Jefferies Group LLC
5.13%, 01/20/23 (a)	474,000	512,555
Johnson & Johnson
3.63%, 03/03/37 (a)	416,000	459,443
Johnson Controls International PLC
4.50%, 02/15/47 (a)	265,000	286,690
JPMorgan Chase & Co.
3.30%, 04/01/26 (a)	1,461,000	1,536,694
3.63%, 12/01/27 (a)	345,000	364,434
JPMorgan Chase & Co. (3.51% fixed rate until 01/23/28; 0.95% + 3 month USD LIBOR thereafter)
3.51%, 01/23/29 (a)(b)	419,000	444,735
JPMorgan Chase & Co. (3.88% fixed rate until 07/24/37; 1.36% + 3 month USD LIBOR thereafter)
3.88%, 07/24/38 (a)(b)	875,000	968,380
JPMorgan Chase & Co. (3.90% fixed rate until 01/23/48; 1.22% + 3 month USD LIBOR thereafter)
3.90%, 01/23/49 (a)(b)	888,000	997,801
JPMorgan Chase & Co. (3.96% fixed rate until 01/29/26; 1.25% + 3 month USD LIBOR thereafter)
3.96%, 01/29/27 (a)(b)	1,492,000	1,618,641
JPMorgan Chase & Co. (4.01% fixed rate until 04/23/28; 1.12% + 3 month USD LIBOR thereafter)
4.01%, 04/23/29 (a)(b)	601,000	659,670
JPMorgan Chase & Co. (4.03% fixed rate until 07/24/47; 1.46% + 3 month USD LIBOR thereafter)
4.03%, 07/24/48 (a)(b)	585,000	667,766
JPMorgan Chase & Co. (6.10% fixed rate until 10/01/24; 3.33% + 3 month USD LIBOR thereafter)
6.10%, 10/29/49 (a)(b)	1,384,000	1,513,792
JPMorgan Chase & Co. 3.47% + 3 month USD LIBOR
5.41%, 12/29/49 (a)(b)	562,000	566,951
Kaiser Foundation Hospitals
3.27%, 11/01/49 (a)	846,000	849,401
Keurig Dr Pepper Inc.
4.50%, 11/15/45 (a)	361,000	398,447
4.60%, 05/25/28 (a)	180,000	202,738

	Principal Amount ($) or Number of Shares	Fair Value $
Kinder Morgan Energy Partners LP
3.50%, 03/01/21 (a)	1,993,000	2,021,440
4.70%, 11/01/42 (a)	151,000	159,604
5.00%, 03/01/43 (a)	325,000	356,008
5.30%, 09/15/20 (a)	682,000	697,550
6.38%, 03/01/41 (a)	274,000	340,294
Kinder Morgan Inc.
5.05%, 02/15/46 (a)	256,000	287,703
KLA Corp.
4.65%, 11/01/24 (a)	2,027,000	2,234,909
Kraft Heinz Foods Co.
2.80%, 07/02/20 (a)	137,000	137,269
4.38%, 06/01/46 (a)	887,000	874,147
Kreditanstalt fuer Wiederaufbau
2.00%, 10/04/22 (a)	1,948,000	1,965,474
L3Harris Technologies Inc.
3.85%, 12/15/26 (a)(g)	670,000	717,382
Lam Research Corp.
4.00%, 03/15/29 (a)	1,123,000	1,236,266
Las Vegas Sands Corp.
3.50%, 08/18/26 (a)	594,000	614,481
Lear Corp.
4.25%, 05/15/29 (a)	967,000	1,000,516
5.25%, 05/15/49 (a)	426,000	443,615
Liberty Property LP
4.38%, 02/01/29 (a)	727,000	827,166
Lincoln National Corp.
3.63%, 12/12/26 (a)	311,000	328,575
4.35%, 03/01/48 (a)	441,000	485,532
Lloyds Banking Group PLC
3.75%, 01/11/27 (a)	574,000	603,664
Lloyds Banking Group PLC (2.91% fixed rate until 11/07/22; 0.81% + 3 month USD LIBOR thereafter)
2.91%, 11/07/23 (a)(b)	982,000	996,494
Lockheed Martin Corp.
3.55%, 01/15/26 (a)	468,000	502,262
3.80%, 03/01/45 (a)	235,000	260,056
4.50%, 05/15/36 (a)	757,000	898,938
Lowe’s Companies Inc.
3.70%, 04/15/46 (a)	303,000	309,169
4.05%, 05/03/47 (a)	351,000	379,203
4.55%, 04/05/49 (a)	492,000	579,394
LYB International Finance BV
4.88%, 03/15/44 (a)	195,000	221,834
LYB International Finance II BV
3.50%, 03/02/27 (a)	188,000	197,310

See Notes to Schedules of Investments and Notes to Financial Statements.

GE RSP Income Fund	23

GE RSP Income Fund

Schedule of Investments, continued — December 31, 2019

	Principal Amount ($) or Number of Shares	Fair Value $

Marathon Oil Corp.
3.85%, 06/01/25 (a)	254,000	268,750
Marsh & McLennan Companies Inc.
3.50%, 03/10/25 (a)	536,000	566,204
4.90%, 03/15/49 (a)	1,003,000	1,271,563
Masco Corp.
3.50%, 11/15/27 (a)	242,000	250,262
McDonald’s Corp.
3.63%, 09/01/49 (a)	495,000	505,959
3.70%, 01/30/26 (a)	246,000	264,364
3.80%, 04/01/28 (a)	665,000	724,411
4.88%, 12/09/45 (a)	250,000	302,663
McKesson Corp.
3.65%, 11/30/20 (a)	3,383,000	3,432,087
Medtronic Inc.
4.63%, 03/15/45 (a)	93,000	116,868
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52 (a)	884,000	1,005,965
Merck & Company Inc.
2.75%, 02/10/25 (a)	945,000	979,710
3.40%, 03/07/29 (a)	876,000	949,041
4.00%, 03/07/49 (a)	563,000	659,008
MetLife Inc.
4.05%, 03/01/45 (a)	164,000	190,076
4.72%, 12/15/44 (a)	467,000	568,418
Microsoft Corp.
2.40%, 08/08/26 (a)	590,000	597,617
3.45%, 08/08/36 (a)	357,000	391,433
3.50%, 02/12/35 (a)	471,000	519,866
3.70%, 08/08/46 (a)	1,686,000	1,902,634
3.95%, 08/08/56 (a)	606,000	715,813
4.10%, 02/06/37 (a)	183,000	216,110
4.50%, 02/06/57 (a)	215,000	278,696
Mitsubishi UFJ Financial Group Inc.
2.80%, 07/18/24 (a)	2,310,000	2,355,114
Mizuho Financial Group Inc. (3.92% fixed rate until 09/11/23; 1.00% + 3 month USD LIBOR thereafter)
3.92%, 09/11/24 (a)(b)	1,310,000	1,376,417
Molson Coors Brewing Co.
2.10%, 07/15/21 (a)	806,000	806,556
4.20%, 07/15/46 (a)	269,000	268,231
Morgan Stanley
2.75%, 05/19/22 (a)	1,804,000	1,835,173
3.63%, 01/20/27 (a)	576,000	613,722
3.70%, 10/23/24 (a)	525,000	557,587
3.95%, 04/23/27 (a)	1,248,000	1,336,521
4.10%, 05/22/23 (a)	1,269,000	1,339,201

	Principal Amount ($) or Number of Shares	Fair Value $
4.35%, 09/08/26 (a)	1,634,000	1,786,893
4.38%, 01/22/47 (a)	612,000	732,950
Morgan Stanley (2.72% fixed rate until 07/22/24; 1.15% + SOFR thereafter)
2.72%, 07/22/25 (a)(b)	2,626,000	2,663,053
Morgan Stanley (3.97% fixed rate until 07/22/37; 1.46% + 3 month USD LIBOR thereafter)
3.97%, 07/22/38 (a)(b)	546,000	608,189
Morgan Stanley (4.43% fixed rate until 01/23/29; 1.63% + 3 month USD LIBOR thereafter)
4.43%, 01/23/30 (a)(b)	817,000	923,815
MPLX LP
3.38%, 03/15/23 (a)	394,000	404,626
5.20%, 12/01/47 (a)(g)	298,000	320,445
5.25%, 01/15/25 (a)(g)	5,313,000	5,577,906
6.25%, 10/15/22 (a)(g)	1,566,000	1,589,647
MPLX LP 1.10% + 3 month USD LIBOR
2.99%, 09/09/22 (a)(b)	1,575,000	1,579,394
Mylan Inc.
5.20%, 04/15/48 (a)	380,000	422,872
Mylan N.V.
3.15%, 06/15/21 (a)	512,000	518,569
3.95%, 06/15/26 (a)	165,000	171,529
National Australia Bank Ltd. (3.93% fixed rate until 08/02/29; 1.88% + 5 year CMT Rate thereafter)
3.93%, 08/02/34 (a)(b)(g)	2,302,000	2,391,594
National Oilwell Varco Inc.
3.60%, 12/01/29 (a)	1,217,000	1,222,270
National Retail Properties Inc.
4.00%, 11/15/25 (a)	599,000	643,338
Newfield Exploration Co.
5.63%, 07/01/24 (a)	4,089,000	4,510,044
Newmont Goldcorp Corp.
4.88%, 03/15/42 (a)	480,000	561,278
Nexen Inc.
6.40%, 05/15/37 (a)	540,000	739,125
NextEra Energy Capital Holdings Inc.
3.25%, 04/01/26 (a)	1,135,000	1,182,307
NextEra Energy Capital Holdings Inc. (5.65% fixed rate until 05/01/29; 3.16% + 3 month USD LIBOR thereafter)
5.65%, 05/01/79 (a)(b)	756,000	839,455

See Notes to Schedules of Investments and Notes to Financial Statements.

24	GE RSP Income Fund

GE RSP Income Fund

Schedule of Investments, continued — December 31, 2019

	Principal Amount ($) or Number of Shares	Fair Value $

Noble Energy Inc.
3.85%, 01/15/28 (a)	1,509,000	1,591,995
3.90%, 11/15/24 (a)	371,000	392,704
4.20%, 10/15/49 (a)	823,000	835,765
5.05%, 11/15/44 (a)	160,000	177,034
Nordstrom Inc.
4.38%, 04/01/30 (a)	440,000	448,518
5.00%, 01/15/44 (a)	31,000	30,379
Norfolk Southern Corp.
3.95%, 10/01/42 (a)	523,000	562,309
Northrop Grumman Corp.
2.55%, 10/15/22 (a)	386,000	391,802
3.85%, 04/15/45 (a)	132,000	141,957
4.03%, 10/15/47 (a)	142,000	158,503
Novartis Capital Corp.
3.00%, 11/20/25 (a)	81,000	85,233
Nucor Corp.
3.95%, 05/01/28 (a)	724,000	787,582
Nutrien Ltd.
4.00%, 12/15/26 (a)	284,000	303,056
4.90%, 06/01/43 (a)	507,000	570,608
NXP BV/NXP Funding LLC
4.13%, 06/01/21 (a)(g)	2,627,000	2,693,174
Occidental Petroleum Corp.
2.70%, 08/15/22 (a)	1,015,000	1,026,084
2.90%, 08/15/24 (a)	491,000	498,773
3.50%, 08/15/29 (a)	950,000	968,857
4.10%, 02/15/47 (a)	325,000	315,705
4.85%, 03/15/21 (a)	88,000	90,628
6.20%, 03/15/40 (a)	268,000	320,158
Omnicom Group Inc./Omnicom Capital Inc.
3.63%, 05/01/22 (a)	650,000	673,062
Oncor Electric Delivery Company LLC
3.80%, 09/30/47 (a)	218,000	239,831
ONEOK Inc.
4.35%, 03/15/29	773,000	839,424
5.20%, 07/15/48	1,015,000	1,157,374
Oracle Corp.
2.40%, 09/15/23 (a)	347,000	352,573
2.65%, 07/15/26 (a)	866,000	886,420
3.80%, 11/15/37 (a)	262,000	285,928
4.00%, 07/15/46 - 11/15/47 (a)	1,245,000	1,387,219
4.13%, 05/15/45 (a)	239,000	269,566
Oshkosh Corp.
5.38%, 03/01/25 (a)	592,000	612,649
Owens Corning
4.40%, 01/30/48 (a)	360,000	347,728
PacifiCorp
6.25%, 10/15/37 (a)	1,180,000	1,651,103

	Principal Amount ($) or Number of Shares	Fair Value $
Packaging Corp. of America
3.00%, 12/15/29 (a)	1,215,000	1,225,097
Parker-Hannifin Corp.
3.25%, 06/14/29 (a)	745,000	777,042
Patterson-UTI Energy Inc.
5.15%, 11/15/29 (a)	608,000	621,200
PayPal Holdings Inc.
2.65%, 10/01/26 (a)	1,095,000	1,109,772
2.85%, 10/01/29 (a)	520,000	524,160
PepsiCo Inc.
2.63%, 07/29/29 (a)	1,071,000	1,094,830
3.38%, 07/29/49 (a)	296,000	310,433
3.45%, 10/06/46 (a)	274,000	290,382
Perrigo Finance Unlimited Co.
3.50%, 03/15/21 (a)	2,758,000	2,774,300
4.38%, 03/15/26 (a)	983,000	1,014,240
Petroleos Mexicanos
5.35%, 02/12/28 (a)	434,000	431,804
5.63%, 01/23/46 (a)	293,000	264,084
6.35%, 02/12/48 (a)	471,000	454,746
6.49%, 01/23/27 (a)(g)	490,000	522,771
6.50%, 03/13/27 (a)	1,170,000	1,239,393
7.69%, 01/23/50 (a)(g)	879,000	961,107
Pfizer Inc.
3.45%, 03/15/29 (a)	412,000	443,403
3.60%, 09/15/28 (a)	949,000	1,038,861
3.90%, 03/15/39 (a)	467,000	526,486
4.13%, 12/15/46 (a)	321,000	373,548
4.40%, 05/15/44 (a)	190,000	226,942
Philip Morris International Inc.
3.38%, 08/15/29 (a)	1,940,000	2,034,381
4.13%, 03/04/43 (a)	595,000	642,207
Phillips 66
3.90%, 03/15/28 (a)	687,000	749,819
Phillips 66 Partners LP
3.75%, 03/01/28 (a)	308,000	321,343
4.68%, 02/15/45 (a)	429,000	463,041
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (a)	2,046,000	2,016,333
3.65%, 06/01/22 (a)	1,171,000	1,202,289
4.70%, 06/15/44 (a)	254,000	247,071
PPL Capital Funding Inc.
3.10%, 05/15/26 (a)	722,000	735,364
Precision Castparts Corp.
4.38%, 06/15/45 (a)	483,000	563,376
Prudential Financial Inc. (5.70% fixed rate until 09/15/28; 2.67% + 3 month USD LIBOR thereafter)
5.70%, 09/15/48 (a)(b)	956,000	1,094,658

See Notes to Schedules of Investments and Notes to Financial Statements.

GE RSP Income Fund	25

GE RSP Income Fund

Schedule of Investments, continued — December 31, 2019

	Principal Amount ($) or Number of Shares	Fair Value $

Public Service Company of Colorado
3.70%, 06/15/28 (a)	888,000	968,178
Public Service Electric & Gas Co.
2.38%, 05/15/23 (a)	1,326,000	1,343,357
QUALCOMM Inc.
2.90%, 05/20/24 (a)	48,000	49,541
3.00%, 05/20/22 (a)	315,000	322,891
3.25%, 05/20/27 (a)	59,000	62,074
4.30%, 05/20/47 (a)	143,000	163,851
Quest Diagnostics Inc.
2.95%, 06/30/30	295,000	295,596
Realty Income Corp.
3.00%, 01/15/27 (a)	234,000	240,980
Reynolds American Inc.
4.45%, 06/12/25 (a)	41,000	44,152
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (a)	311,000	356,543
Rockwell Automation Inc.
4.20%, 03/01/49 (a)	575,000	669,570
Rockwell Collins Inc.
3.50%, 03/15/27 (a)	646,000	686,963
Rogers Communications Inc.
5.00%, 03/15/44 (a)	219,000	266,074
Roper Technologies Inc.
2.95%, 09/15/29 (a)	873,000	881,843
Royal Bank of Scotland Group PLC (3.75% fixed rate until 11/01/24; 2.10% + 5 year CMT Rate thereafter)
3.75%, 11/01/29 (a)(b)	575,000	587,052
Royal Bank of Scotland Group PLC (4.52% fixed rate until 06/25/23; 1.55% + 3 month USD LIBOR thereafter)
4.52%, 06/25/24 (a)(b)	953,000	1,012,067
RPM International Inc.
3.75%, 03/15/27 (a)	449,000	464,118
Ryder System Inc.
2.50%, 09/01/24 (a)	1,695,000	1,706,645
2.90%, 12/01/26 (a)	2,125,000	2,147,567
3.65%, 03/18/24 (a)	847,000	889,630
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (a)	414,000	439,266
5.00%, 03/15/27 (a)	244,000	269,020
Santander Holdings USA Inc.
3.70%, 03/28/22 (a)	1,778,000	1,827,980
4.40%, 07/13/27 (a)	418,000	451,879
Santander UK Group Holdings PLC
4.75%, 09/15/25 (a)(g)	1,003,000	1,080,943

	Principal Amount ($) or Number of Shares	Fair Value $
Saudi Arabian Oil Co.
3.50%, 04/16/29 (a)(g)	1,243,000	1,291,651
4.38%, 04/16/49 (a)(g)	256,000	281,393
Schlumberger Holdings Corp.
3.90%, 05/17/28 (a)(g)	922,000	981,073
Selective Insurance Group Inc.
5.38%, 03/01/49 (a)	728,000	856,179
Sempra Energy
3.80%, 02/01/38 (a)	318,000	332,106
4.00%, 02/01/48 (a)	345,000	361,270
Shell International Finance BV
2.38%, 08/21/22 (a)	1,106,000	1,121,550
3.13%, 11/07/49 (a)	1,622,000	1,599,633
3.75%, 09/12/46 (a)	242,000	265,317
4.13%, 05/11/35 (a)	338,000	393,827
Shire Acquisitions Investments Ireland DAC
2.40%, 09/23/21 (a)	771,000	775,456
2.88%, 09/23/23 (a)	585,000	596,624
3.20%, 09/23/26 (a)	228,000	234,984
Simon Property Group LP
3.38%, 06/15/27 (a)	564,000	597,276
Southern California Edison Co.
2.40%, 02/01/22 (a)	928,000	933,048
2.90%, 03/01/21 (a)	1,374,000	1,385,940
4.00%, 04/01/47 (a)	1,498,000	1,575,641
4.20%, 03/01/29 (a)	1,137,000	1,252,565
Southern Company Gas Capital Corp.
4.40%, 05/30/47 (a)	128,000	141,389
Southern Copper Corp.
5.88%, 04/23/45 (a)	525,000	656,297
Southwestern Electric Power Co.
2.75%, 10/01/26 (a)	647,000	645,324
Spectra Energy Partners LP
3.38%, 10/15/26 (a)	173,000	179,026
4.50%, 03/15/45 (a)	129,000	141,498
Spirit Realty LP
4.00%, 07/15/29 (a)	949,000	998,215
Starbucks Corp.
4.00%, 11/15/28 (a)	489,000	542,428
Steel Dynamics Inc.
2.80%, 12/15/24	610,000	615,240
3.45%, 04/15/30	625,000	633,644
4.13%, 09/15/25 (a)	3,544,000	3,645,039
Sumitomo Mitsui Financial Group Inc.
2.78%, 07/12/22 (a)	1,465,000	1,490,535

See Notes to Schedules of Investments and Notes to Financial Statements.

26	GE RSP Income Fund

GE RSP Income Fund

Schedule of Investments, continued — December 31, 2019

	Principal Amount ($) or Number of Shares	Fair Value $

Suncor Energy Inc.
4.00%, 11/15/47 (a)	190,000	207,431
Sunoco Logistics Partners Operations LP
5.30%, 04/01/44 (a)	536,000	567,308
Syngenta Finance N.V.
3.70%, 04/24/20 (a)(g)	1,865,000	1,870,632
3.93%, 04/23/21 (a)(g)	2,625,000	2,668,864
4.44%, 04/24/23 (a)(g)	1,063,000	1,104,361
5.18%, 04/24/28 (a)(g)	663,000	714,369
Sysco Corp.
3.25%, 07/15/27 (a)	488,000	510,848
Takeda Pharmaceutical Company Ltd.
4.00%, 11/26/21	2,490,000	2,576,428
Tampa Electric Co.
4.35%, 05/15/44 (a)	981,000	1,119,919
Target Corp.
2.50%, 04/15/26 (a)	513,000	524,840
Teck Resources Ltd.
5.40%, 02/01/43 (a)	922,000	974,194
Telefonica Emisiones S.A.
4.10%, 03/08/27 (a)	813,000	880,251
Texas Instruments Inc.
3.88%, 03/15/39 (a)	642,000	729,376
The Allstate Corp.
4.20%, 12/15/46 (a)	292,000	340,767
The Allstate Corp. (5.75% fixed rate until 08/15/23; 2.94% + 3 month USD LIBOR thereafter)
5.75%, 08/15/53 (a)(b)	1,069,000	1,150,811
The Bank of New York Mellon Corp. (4.63% fixed rate until 09/20/26; 3.13% + 3 month USD LIBOR thereafter)
4.63%, 12/29/49 (a)(b)	1,038,000	1,092,879
The Bank of Nova Scotia (4.65% fixed rate until 10/12/22; 2.65% + 3 month USD LIBOR thereafter)
4.65%, 12/31/99 (a)(b)	1,036,000	1,051,540
The Boeing Co.
2.70%, 02/01/27 (a)	1,552,000	1,571,012
2.95%, 02/01/30 (a)	910,000	928,700
3.25%, 03/01/28 (a)	254,000	264,742
3.55%, 03/01/38 (a)	343,000	356,960
3.75%, 02/01/50 (a)	447,000	475,295
The Cleveland Electric Illuminating Co.
4.55%, 11/15/30 (a)(g)	2,006,000	2,251,875

	Principal Amount ($) or Number of Shares	Fair Value $
The Dow Chemical Co.
4.25%, 10/01/34 (a)	551,000	608,265
5.55%, 11/30/48	447,000	560,922
The Estee Lauder Companies Inc.
2.38%, 12/01/29 (a)	630,000	629,824
3.13%, 12/01/49 (a)	500,000	500,810
The George Washington University
4.13%, 09/15/48 (a)	905,000	1,042,243
The Goldman Sachs Group Inc.
3.50%, 11/16/26 (a)	1,654,000	1,740,818
3.85%, 01/26/27 (a)	713,000	759,010
4.25%, 10/21/25 (a)	818,000	889,321
5.15%, 05/22/45 (a)	320,000	394,160
The Goldman Sachs Group Inc. (2.88% fixed rate until 10/31/21; 0.82% + 3 month USD LIBOR thereafter)
2.88%, 10/31/22 (a)(b)	1,118,000	1,132,858
The Goldman Sachs Group Inc. (2.91% fixed rate until 06/05/22; 1.05% + 3 month USD LIBOR thereafter)
2.91%, 06/05/23 (a)(b)	1,208,000	1,227,630
The Goldman Sachs Group Inc. (3.81% fixed rate until 04/23/28; 1.16% + 3 month USD LIBOR thereafter)
3.81%, 04/23/29 (a)(b)	470,000	503,798
The Goldman Sachs Group Inc. (4.02% fixed rate until 10/31/37; 1.37% + 3 month USD LIBOR thereafter)
4.02%, 10/31/38 (a)(b)	490,000	532,767
The Goldman Sachs Group Inc. (4.22% fixed rate until 05/01/28; 1.30% + 3 month USD LIBOR thereafter)
4.22%, 05/01/29 (a)(b)	780,000	859,903
The Hartford Financial Services Group Inc.
2.80%, 08/19/29 (a)	1,760,000	1,782,986
The Hartford Financial Services Group Inc. 2.13% + 3 month USD LIBOR
4.03%, 02/12/47 (a)(b)(g)	1,075,000	1,002,781
The Home Depot Inc.
3.50%, 09/15/56 (a)	456,000	479,242
3.90%, 12/06/28 - 06/15/47 (a)	943,000	1,062,744
4.50%, 12/06/48 (a)	372,000	459,625

See Notes to Schedules of Investments and Notes to Financial Statements.

GE RSP Income Fund	27

GE RSP Income Fund

Schedule of Investments, continued — December 31, 2019

	Principal Amount ($) or Number of Shares	Fair Value $

The Interpublic Group of Companies Inc.
3.75%, 10/01/21 (a)	1,485,000	1,525,793
The Kroger Co.
2.95%, 11/01/21 (a)	1,341,000	1,363,582
4.65%, 01/15/48 (a)	310,000	338,935
The Mosaic Co.
5.63%, 11/15/43 (a)	130,000	153,815
The Sherwin-Williams Co.
2.75%, 06/01/22 (a)	153,000	155,629
3.45%, 06/01/27 (a)	7,000	7,404
4.50%, 06/01/47 (a)	116,000	132,384
The Southern Co.
3.25%, 07/01/26 (a)	297,000	308,351
4.40%, 07/01/46 (a)	117,000	129,883
The Toronto-Dominion Bank (3.63% fixed rate until 09/15/26; 2.21% + USD 5 year Swap Rate thereafter)
3.63%, 09/15/31 (a)(b)	1,101,000	1,154,817
The Walt Disney Co.
3.38%, 11/15/26	182,000	194,922
4.00%, 10/01/23	1,938,000	2,070,889
4.75%, 11/15/46	121,000	155,150
6.65%, 11/15/37	811,000	1,204,724
The Williams Companies Inc.
3.75%, 06/15/27 (a)	199,000	207,627
3.90%, 01/15/25 (a)	327,000	343,782
4.85%, 03/01/48 (a)	414,000	453,968
4.90%, 01/15/45 (a)	199,000	215,059
5.40%, 03/04/44 (a)	138,000	155,298
Time Warner Cable LLC
4.50%, 09/15/42 (a)	120,000	122,854
6.55%, 05/01/37 (a)	368,000	455,404
Total Capital International S.A.
3.46%, 02/19/29 (a)	1,603,000	1,737,059
TransCanada PipeLines Ltd.
4.25%, 05/15/28 (a)	1,152,000	1,279,976
4.88%, 01/15/26 (a)	205,000	229,969
Transcontinental Gas Pipe Line Company LLC
4.00%, 03/15/28 (a)	541,000	574,423
Trinity Health Corp.
3.43%, 12/01/48	325,000	323,408
Truist Bank (3.50% fixed rate until 08/02/21; 0.59% + 3 month USD LIBOR thereafter)
3.50%, 08/02/22 (a)(b)	811,000	828,396

	Principal Amount ($) or Number of Shares	Fair Value $
Truist Financial Corp. (4.80% fixed rate until 09/01/24; 3.00% + 5 year CMT Rate thereafter)
4.80%, 12/31/99 (b)	2,197,000	2,261,680
TWDC Enterprises 18 Corp.
4.13%, 06/01/44 (a)	266,000	315,423
Tyco Electronics Group S.A.
3.13%, 08/15/27 (a)	550,000	566,709
Tyson Foods Inc.
4.00%, 03/01/26 (a)	1,603,000	1,735,616
4.55%, 06/02/47 (a)	152,000	174,177
U.S. Bancorp
3.15%, 04/27/27 (a)	819,000	860,425
U.S. Bancorp (5.13% fixed rate until 01/15/21; 3.49% + 3 month USD LIBOR thereafter)
5.13%, 12/29/49 (a)(b)	1,379,000	1,416,826
UBS Group AG (2.86% fixed rate until 08/15/22; 0.95% + 3 month USD LIBOR thereafter)
2.86%, 08/15/23 (a)(b)(g)	890,000	903,448
UBS Group AG (3.13% fixed rate until 08/13/29; 1.47% + 3 month USD LIBOR thereafter)
3.13%, 08/13/30 (a)(b)(g)	1,291,000	1,318,886
UDR Inc.
3.00%, 08/15/31 (a)	655,000	654,731
Union Pacific Corp.
3.50%, 06/08/23 (a)	890,000	932,346
3.60%, 09/15/37 (a)	174,000	180,767
4.10%, 09/15/67 (a)	310,000	319,963
4.30%, 03/01/49 (a)	448,000	517,996
United Technologies Corp.
3.13%, 05/04/27 (a)	1,252,000	1,311,946
3.65%, 08/16/23 (a)	949,000	1,000,796
3.95%, 08/16/25 (a)	378,000	412,470
4.13%, 11/16/28 (a)	154,000	173,367
4.15%, 05/15/45 (a)	507,000	580,900
4.45%, 11/16/38 (a)	400,000	472,776
4.50%, 06/01/42 (a)	353,000	423,702
UnitedHealth Group Inc.
4.45%, 12/15/48 (a)	879,000	1,050,352
4.75%, 07/15/45 (a)	760,000	934,808
Vale S.A.
5.63%, 09/11/42 (a)	235,000	275,874
Valero Energy Corp.
4.00%, 04/01/29 (a)	1,894,000	2,042,433

See Notes to Schedules of Investments and Notes to Financial Statements.

28	GE RSP Income Fund

GE RSP Income Fund

Schedule of Investments, continued — December 31, 2019

	Principal Amount ($) or Number of Shares	Fair Value $

Valero Energy Partners LP
4.38%, 12/15/26 (a)	987,000	1,077,133
Ventas Realty LP
3.25%, 10/15/26 (a)	611,000	627,680
Verizon Communications Inc.
3.88%, 02/08/29 (a)	303,000	334,251
4.33%, 09/21/28 (a)	678,000	769,781
4.40%, 11/01/34 (a)	1,305,000	1,517,859
4.52%, 09/15/48 (a)	507,000	607,168
4.67%, 03/15/55 (a)	422,000	520,929
4.86%, 08/21/46 (a)	1,705,000	2,117,167
5.25%, 03/16/37 (a)	410,000	514,571
ViacomCBS Inc.
2.90%, 01/15/27 (a)	308,000	308,320
3.45%, 10/04/26 (a)	387,000	395,259
3.70%, 06/01/28 (a)	378,000	396,208
4.38%, 03/15/43 (a)	469,000	496,737
5.25%, 04/01/44 (a)	137,000	159,317
Virginia Electric & Power Co.
4.00%, 11/15/46 (a)	830,000	918,237
Visa Inc.
3.15%, 12/14/25 (a)	285,000	301,499
4.30%, 12/14/45 (a)	358,000	441,156
Vistra Operations Company LLC
3.55%, 07/15/24 (a)(g)	2,085,000	2,120,758
Vodafone Group PLC
4.38%, 05/30/28 (a)	574,000	636,227
5.25%, 05/30/48 (a)	302,000	363,285
Volkswagen Group of America Finance LLC
4.00%, 11/12/21 (a)(g)	2,118,000	2,189,948
Vornado Realty LP
3.50%, 01/15/25 (a)	373,000	389,229
Vulcan Materials Co.
3.90%, 04/01/27 (a)	250,000	264,278
Walmart Inc.
3.63%, 12/15/47 (a)	381,000	422,159
3.70%, 06/26/28 (a)	793,000	874,076
3.95%, 06/28/38 (a)	370,000	430,029
4.05%, 06/29/48 (a)	502,000	596,301
WEC Energy Group Inc.
3.55%, 06/15/25 (a)	559,000	593,440
Wells Fargo & Co.
3.90%, 05/01/45 (a)	40,000	45,401
4.15%, 01/24/29 (a)	1,510,000	1,686,851
4.75%, 12/07/46 (a)	1,699,000	2,045,562
Wells Fargo & Co. (2.88% fixed rate until 10/30/29; 1.17% + 3 month USD LIBOR thereafter)
2.88%, 10/30/30 (a)(b)	406,000	409,106

	Principal Amount ($) or Number of Shares	Fair Value $
Wells Fargo & Co. (3.20% fixed rate until 06/17/26; 1.17% + 3 month USD LIBOR thereafter)
3.20%, 06/17/27 (a)(b)	1,542,000	1,599,409
Wells Fargo & Co. (5.88% fixed rate until 06/15/25; 3.99% + 3 month USD LIBOR thereafter)
5.88%, 12/29/49 (a)(b)	782,000	875,871
Wells Fargo & Co. 3.77% + 3 month USD LIBOR
5.66%, 03/29/49 (a)(b)	916,000	928,513
Western Midstream Operating LP
4.00%, 07/01/22 (a)	1,549,000	1,591,799
5.38%, 06/01/21 (a)	1,520,000	1,564,460
Westpac Banking Corp. (4.11% fixed rate until 07/24/29; 2.00% + 5 year CMT Rate thereafter)
4.11%, 07/24/34 (a)(b)	910,000	956,228
Willis North America Inc.
3.60%, 05/15/24 (a)	599,000	626,758
WPP Finance 2010
3.75%, 09/19/24 (a)	358,000	377,371
WRKCo Inc.
3.00%, 09/15/24 (a)	507,000	517,525
Xilinx Inc.
2.95%, 06/01/24 (a)	388,000	399,054
Zoetis Inc.
3.00%, 09/12/27 (a)	242,000	248,481
3.90%, 08/20/28 (a)	569,000	617,154

		610,422,259

Non-Agency Collateralized Mortgage Obligations - 3.4%
Banc of America Commercial Mortgage Trust 2016-UBS10
4.91%, 07/15/49 (a)(b)	2,522,000	2,701,277
BANK 2018-BNK11
4.36%, 03/15/61 (a)(b)	1,248,000	1,363,395
BANK 2019-BNK17
4.52%, 04/15/52 (a)(b)	1,053,000	1,127,982
BX Commercial Mortgage Trust 2018-IND 0.75% + 1 month USD LIBOR
2.49%, 11/15/35 (a)(b)(g)	2,800,474	2,798,042
Cantor Commercial Real Estate Lending 2019-CF3
3.01%, 01/15/53	8,052,000	8,261,679

See Notes to Schedules of Investments and Notes to Financial Statements.

GE RSP Income Fund	29

GE RSP Income Fund

Schedule of Investments, continued — December 31, 2019

	Principal Amount ($) or Number of Shares	Fair Value $

CD 2019-CD8 Mortgage Trust
2.91%, 08/15/57 (a)	7,323,000	7,469,995
Citigroup Commercial Mortgage Trust 2016-P5
2.94%, 10/10/49 (a)	3,484,742	3,571,587
Citigroup Commercial Mortgage Trust 2016-P6
4.03%, 12/10/49 (a)(b)	2,942,926	3,156,804
Citigroup Commercial Mortgage Trust 2018-C5
4.51%, 06/10/51 (a)(b)	2,218,000	2,424,541
COMM 2013-LC13 Mortgage Trust
4.56%, 08/10/46 (a)(b)(g)	1,375,000	1,479,716
COMM 2014-CR14 Mortgage Trust
4.53%, 02/10/47 (a)(b)	1,940,000	2,079,209
GS Mortgage Securities Trust 2012-GCJ9
1.95%, 11/10/45 (a)(b)(d)	5,530,213	252,929
GS Mortgage Securities Trust 2016-GS3
2.85%, 10/10/49 (a)	2,912,000	2,980,534
GS Mortgage Securities Trust 2017-GS8
3.47%, 11/10/50 (a)	7,000,045	7,395,123
GS Mortgage Securities Trust 2018-GS9
4.14%, 03/10/51 (a)(b)	2,609,000	2,813,979
Impac CMB Trust 2004-5 0.72% + 1 month USD LIBOR
2.51%, 10/25/34 (a)(b)	412,392	404,432
JP Morgan Chase Commercial Mortgage Securities Trust 2012-LC9
1.51%, 12/15/47 (a)(b)(d)	4,693,665	163,391
JPMBB Commercial Mortgage Securities Trust 2013-C12
4.04%, 07/15/45 (a)(b)	1,010,000	1,061,226
JPMBB Commercial Mortgage Securities Trust 2015-C32
4.67%, 11/15/48 (a)(b)	2,174,000	2,284,870
MASTR Alternative Loan Trust 2003-5
5.00%, 08/25/18 (a)(d)	9,499	313
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21
0.90%, 03/15/48 (a)(b)(d)	29,647,144	1,069,344

	Principal Amount ($) or Number of Shares	Fair Value $
Morgan Stanley Capital I Trust 2006-IQ11
6.07%, 10/15/42 (a)(b)	1,855,519	1,891,942
UBS Commercial Mortgage Trust 2018-C12
4.79%, 08/15/51 (a)(b)	1,869,000	2,065,603
Wells Fargo Commercial Mortgage Trust 2015-C26
1.21%, 02/15/48 (a)(b)(d)	22,498,763	1,135,855
Wells Fargo Commercial Mortgage Trust 2019-C50
4.35%, 05/15/52 (a)	1,505,000	1,576,583
WFRBS Commercial Mortgage Trust 2013-C17
4.26%, 12/15/46 (a)	1,880,000	1,993,083
WFRBS Commercial Mortgage Trust 2014-LC14
4.35%, 03/15/47 (a)(b)	4,333,000	4,635,042

		68,158,476

Sovereign Bonds - 0.9%
Government of Chile
3.63%, 10/30/42 (a)	150,000	161,730
3.86%, 06/21/47 (a)	860,000	958,203
Government of Colombia
2.63%, 03/15/23 (a)	711,000	715,408
3.88%, 04/25/27 (a)	1,185,000	1,253,600
5.00%, 06/15/45 (a)	1,271,000	1,478,681
Government of Indonesia
3.50%, 01/11/28 (a)	578,000	604,340
4.35%, 01/11/48 (a)	232,000	255,722
Government of Mexico
3.60%, 01/30/25 (a)	1,402,000	1,467,151
4.00%, 10/02/23 (a)	620,000	653,387
4.60%, 02/10/48 (a)	972,000	1,064,709
4.75%, 03/08/44 (a)	2,068,000	2,287,043
Government of Panama
3.16%, 01/23/30 (a)	1,217,000	1,255,080
3.87%, 07/23/60 (a)	826,000	889,990
4.50%, 05/15/47 (a)	530,000	630,801
Government of Peru
5.63%, 11/18/50 (a)	884,000	1,292,647
Government of Philippines
3.95%, 01/20/40 (a)	835,000	958,647
Government of Qatar
3.38%, 03/14/24 (a)(g)	1,045,000	1,093,425
4.82%, 03/14/49 (a)(g)	275,000	340,549
Government of Uruguay
5.10%, 06/18/50 (a)	884,133	1,063,276

		18,424,389

See Notes to Schedules of Investments and Notes to Financial Statements.

30	GE RSP Income Fund

GE RSP Income Fund

Schedule of Investments, continued — December 31, 2019

	Principal Amount ($) or Number of Shares	Fair Value $

Municipal Bonds and Notes - 0.4%
American Municipal Power Inc.
6.27%, 02/15/50 (a)	1,080,000	1,442,761
Commonwealth of Massachusetts
2.90%, 09/01/49 (a)	655,000	618,235
New Jersey Transportation Trust Fund Authority
6.88%, 12/15/39 (a)	880,000	882,315
Port Authority of New York & New Jersey
4.46%, 10/01/62 (a)	1,870,000	2,291,872
State of California
4.60%, 04/01/38 (a)	1,840,000	2,038,720
State of Illinois
5.10%, 06/01/33 (a)	745,000	803,132
The University of Texas System
3.35%, 08/15/47 (a)	1,025,000	1,067,599

		9,144,634

FNMA (TBA) - 0.0%*
Lehman
5.50% TBA (a)(i)(j)	1,140,372	28,395

Total Bonds and Notes (Cost $1,898,409,306)		1,963,098,329

Domestic Equity - 0.1%
Preferred Stock - 0.1%
Wells Fargo & Co. 3.09% + 3 month USD LIBOR (Cost $1,375,850) (a)(b)	55,034	1,507,381

Total Investments in Securities (Cost $1,899,785,156)		1,964,605,710

	Principal Amount ($) or Number of Shares	Fair Value $
Short-Term Investments - 19.7%
U.S. Treasury Bill
1.50%, 01/21/20 (a)(e)	50,000,000	49,961,208
U.S. Treasury Bill
1.50%, 01/21/20 (a)(e)	98,000,000	97,923,969
U.S. Treasury Bill
1.52%, 01/09/20 (a)(e)	80,000,000	79,978,125
U.S. Treasury Bill
1.53%, 01/21/20 (a)(e)	70,000,000	69,945,692
U.S. Treasury Bill
1.53%, 01/09/20 (a)(e)	50,000,000	49,986,328
U.S. Treasury Bill
1.55%, 01/07/20 (a)(e)	50,000,000	49,990,521

Total Short-Term Investments (Cost $397,780,027)		397,785,843

Total Investments (Cost $2,297,565,183)		2,362,391,553

Liabilities in Excess of Other Assets, net - (16.7)%		(337,687,432)

NET ASSETS - 100.0%		2,024,704,121

Other Information:

Centrally Cleared Credit Default Swaps

Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract Annual Fixed Rate/ Payment Frequency	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Unrealized Appreciation (Depreciation)
Buy Protection
Markit CDX North America Investment Grade Index	Intercontinental Exchange	$25,049	1.00%/ Quarterly	06/20/24	$(652,907)	$(412,683)	$(240,224)

See Notes to Schedules of Investments and Notes to Financial Statements.

GE RSP Income Fund	31

GE RSP Income Fund

Schedule of Investments, continued — December 31, 2019

Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract Annual Fixed Rate/ Payment Frequency	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Unrealized Appreciation (Depreciation)
Sell Protection
Markit CDX North America High Yield Index	Intercontinental Exchange	$69,407	5.00%/ Quarterly	06/20/24	$6,857,907	$3,935,623	$2,922,284

							$2,682,060

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount (000s omitted)	Fund Pays/ Receives Fixed Rate/ Payment Frequency	Floating Rate	Contract Annual Fixed Rate	Termination Date	Market Value	Unamortized Upfront Payments Received	Unrealized Depreciation
CME Group, Inc.	$95,585	Pays/ Quarterly	3 Month U.S. Dollar LIBOR	3.05%	11/19/21	$(2,403,329)	$—	$(2,403,329)
CME Group, Inc.	95,608	Pays/ Quarterly	3 Month U.S. Dollar LIBOR	3.06%	11/19/21	(2,411,872)	—	(2,411,872)

								$(4,815,201)

The Fund had the following long futures contracts open at December 31, 2019:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
2 Yr. U.S. Treasury Notes Futures	March 2020	1,558	$335,694,222	$335,749,000	$54,778
5 Yr. U.S. Treasury Notes Futures	March 2020	18	2,130,358	2,134,969	4,611
10 Yr. U.S. Treasury Notes Futures	March 2020	539	69,664,950	69,219,391	(445,559)

					$(386,170)

The Fund had the following short futures contracts open at December 31, 2019:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation
Ultra Long-Term U.S. Treasury Bond Futures	March 2020	21	$(3,860,269)	$(3,814,781)	$45,488
U.S. Long Bond Futures	March 2020	77	(12,249,470)	(12,004,781)	244,689
10 Yr. U.S. Treasury Ultra Futures	March 2020	477	(67,851,484)	(67,115,391)	736,093

					$1,026,270

					$640,100

During the fiscal year ended December 31, 2019, average notional values related to derivative contracts were as follows:

	Purchased Put Options	Purchased Call Options	Written Put Options	Written Call Options	Long Futures Contracts	Short Futures Contracts	Credit Default Swap Contracts	Interest Rate Swap Contracts
Average Notional Value	$30,409	$—	$3,041	$—	$551,939,847	$87,198,428	$74,749,510	$191,193,230

See Notes to Schedules of Investments and Notes to Financial Statements.

32	GE RSP Income Fund

GE RSP Income Fund

Schedule of Investments, continued — December 31, 2019

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s Supplemental Information Documents and Consolidated Profile for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	At December 31, 2019, all or a portion of this security was pledged to cover collateral requirements for futures, options, swaps and/or TBAs.
(b)

Variable Rate Security—Interest rate shown is rate in effect at December 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.

(c)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (“TBA”) in the future.
(d)

Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(e)	Coupon amount represents effective yield.
(f)

Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

(g)

Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2019, these securities amounted to $108,276,427 or 5.35% of the net assets of the GE RSP Income Fund. These securities have been determined to be liquid using procedures established by the Fund’s Board of Trustees.

(h)	Step coupon bond.
(i)	Security is in default.
(j)	Security is fair valued by the Oversight Committee, in accordance with the procedures approved by the Board of Trustees. Security value is determined based on level 3 inputs.
†	Percentages are based on net assets as of December 31, 2019.
*	Less than 0.05%.

Abbreviations:

CMT - Constant Maturity Treasury

LIBOR - London Interbank Offered Rate

REIT - Real Estate Investment Trust

REMIC - Real Estate Mortgage Investment Conduit

SOFR - Secured Overnight Financing Rate

STRIPS - Separate Trading of Registered Interest and Principal of Security

TBA - To Be Announced

See Notes to Schedules of Investments and Notes to Financial Statements.

GE RSP Income Fund	33

GE RSP Income Fund

Schedule of Investments, continued — December 31, 2019

The following table presents the Fund’s investments measured at fair value on a recurring basis at December 31, 2019:

Fund	Investments	Level 1	Level 2	Level 3	Total

GE RSP Income Fund	Investments in Securities

	U.S. Treasuries	$—	$431,510,949	$—	$431,510,949

	Agency Mortgage Backed	—	750,231,615	—	750,231,615

	Agency Collateralized Mortgage Obligations	—	19,328,598	—	19,328,598

	Asset Backed	—	55,849,014	—	55,849,014

	Corporate Notes	—	610,422,259	—	610,422,259

	Non-Agency Collateralized Mortgage Obligations	—	68,158,476	—	68,158,476

	Sovereign Bonds	—	18,424,389	—	18,424,389

	Municipal Bonds and Notes	—	9,144,634	—	9,144,634

	FNMA (TBA)	—	—	28,395	28,395

	Preferred Stock	1,507,381	—	—	1,507,381

	Short-Term Investments	—	397,785,843	—	397,785,843

	Total Investments in Securities	$1,507,381	$2,360,855,777	$28,395	$2,362,391,553

	Other Financial Instruments

	Credit Default Swap Contracts - Unrealized Appreciation	$—	$2,922,284	$—	$2,922,284

	Credit Default Swap Contracts - Unrealized Depreciation	—	(240,224)	—	(240,224)

	Interest Rate Swap Contracts - Unrealized Depreciation	—	(4,815,201)	—	(4,815,201)

	Long Futures Contracts - Unrealized Appreciation	59,389	—	—	59,389

	Long Futures Contracts - Unrealized Depreciation	(445,559)	—	—	(445,559)

	Short Futures Contracts - Unrealized Appreciation	1,026,270	—	—	1,026,270

	Total Other Financial Instruments	$640,100	$(2,133,141)	$—	$(1,493,041)

See Notes to Schedules of Investments and Notes to Financial Statements.

34	GE RSP Income Fund

GE RSP U.S. Equity Fund

Financial Highlights

Selected data based on a share outstanding throughout the fiscal years indicated

	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15*
Net asset value, beginning of period	$46.05	$52.45	$49.27	$47.59	$54.31

Income/(loss) from investment operations:
Net investment income	0.78 (a)	0.77 (a)	0.76 (a)	0.92	0.92
Net realized and unrealized gains/(losses) on investments	14.07	(2.41)	9.35	3.92	(1.94)

Total income/(loss) from investment operations	14.85	(1.64)	10.11	4.84	(1.02)

Less distributions from:
Net investment income	0.77	0.81	0.81	0.91	0.92
Net realized gains	2.83	3.95	6.12	2.25	4.78

Total distributions	3.60	4.76	6.93	3.16	5.70

Net asset value, end of period	$57.30	$46.05	$52.45	$49.27	$47.59

Total Return(b)	32.22%	(3.05)%	20.50%	10.13%	(2.05)%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$5,541,415	$4,700,274	$5,435,513	$4,914,567	$4,941,537

Ratios to average net assets:
Gross expenses	0.14%	0.14%	0.14%	0.16%	0.16%
Net investment income	1.44%	1.41%	1.39%	1.79%	1.62%
Portfolio turnover rate	31%	40%	77%	38%	37%

(a)	Per share values have been calculated using the average share method.
(b)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions. Past performance does not guarantee future results.
*	Beginning with year ended December 31, 2016, the Funds were audited by BBD, LLP. The previous years were audited by another independent registered public accounting firm.

The accompanying Notes are an integral part of these financial statements.

Financial Highlights	35

GE RSP Income Fund

Financial Highlights

Selected data based on a share outstanding throughout the fiscal years indicated

	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15*
Net asset value, beginning of period	$11.14	$11.55	$11.38	$11.36	$11.67

Income/(loss) from investment operations:
Net investment income	0.31 (a)	0.32 (a)	0.29 (a)	0.31	0.33
Net realized and unrealized gains/(losses) on investments	0.72	(0.40)	0.16	0.09	(0.29)

Total income/(loss) from investment operations	1.03	(0.08)	0.45	0.40	0.04

Less distributions from:
Net investment income	0.32	0.33	0.28	0.29	0.33
Net realized gains	—	—	—	0.09	0.02

Total distributions	0.32	0.33	0.28	0.38	0.35

Net asset value, end of period	$11.85	$11.14	$11.55	$11.38	$11.36

Total Return(b)	9.38%	(0.75)%	3.99%	3.50%	0.34%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$2,024,704	$1,992,169	$2,329,674	$2,427,975	$2,471,886

Ratios to average net assets:
Gross expenses	0.17%	0.17%	0.16%	0.21%	0.18%
Net investment income	2.67%	2.86%	2.55%	2.66%	2.79%
Portfolio turnover rate	422%	223%	297%	242%	271%

(a)	Per share values have been calculated using the average share method.
(b)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions. Past performance does not guarantee future results.
*	Beginning with year ended December 31, 2016, the Funds were audited by BBD, LLP. The previous years were audited by another independent registered public accounting firm.

The accompanying Notes are an integral part of these financial statements.

36	Financial Highlights

GE RSP Funds

Statements of Assets and Liabilities — December 31, 2019

	GE RSP U.S. Equity Fund	GE RSP Income Fund
Assets
Investments in securities, at fair value (cost $3,784,675,673 and $1,899,785,156, respectively)	$5,476,086,350	$1,964,605,710
Short-term investments (cost $0 and $397,780,027, respectively)	—	397,785,843
Cash, interest bearing	60,513,603	64,782,114
Receivable for investments sold	—	114,640,367
Income receivables	6,299,236	10,581,931
Receivable for fund shares sold	—	381,353
Receivable for accumulated variation margin on swap contracts	—	6,983,225
Receivable for accumulated variation margin on futures contracts	—	644,355
Other assets	5,401	2,035

Total assets	5,542,904,590	2,560,406,933

Liabilities
Distribution payable to shareholders	—	153,335
Net cash collateral on futures contracts due to broker	—	742,487
Net cash collateral on swap contracts due to broker	—	1,261,782
Payable for investments purchased	—	527,459,052
Payable for fund shares redeemed	700,553	—
Payable for accumulated variation margin on swap contracts	—	5,713,487
Payable to the Adviser	558,210	216,432
Payable for custody, fund accounting and sub-administration fees	32,569	15,835
Accrued other expenses	198,403	140,402

Total liabilities	1,489,735	535,702,812

Net Assets	$5,541,414,855	$2,024,704,121

Net Assets Consist of:
Capital paid in	$3,876,093,669	$1,974,721,873
Total distributable earnings (loss)	$1,665,321,186	$49,982,248

Net Assets	$5,541,414,855	$2,024,704,121

Shares outstanding ($25.00 and $10.00 par value, respectively; unlimited shares authorized)	96,709,727	170,918,534
Net asset value per share	$57.30	$11.85

The accompanying Notes are an integral part of these financial statements.

Statements of Assets and Liabilities	37

GE RSP Funds

Statements of Operations — For the year ended December 31, 2019

	GE RSP U.S. Equity Fund	GE RSP Income Fund
Investment Income
Income
Dividend	$82,247,926	$96,386
Interest	630,537	57,372,874
Less: Foreign taxes withheld	(54,788)	—

Total income	82,823,675	57,469,260

Expenses
Advisory and administration fees	6,285,902	2,633,183
Transfer agent fees	380,528	355,461
Custody, fund accounting and sub-administration fees	319,282	283,367
Professional fees	70,780	44,433
Other expenses	233,819	57,330

Total Expenses	7,290,311	3,373,774

Net investment income	$75,533,364	$54,095,486

Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) on:
Unaffiliated investments	$246,992,966	$40,155,974
Futures	—	11,196,054
Written options	—	26,173
Swap contracts	—	50,797
Foreign currency transactions	4	—
Increase (decrease) in unrealized appreciation/depreciation on:
Unaffiliated investments	1,122,037,278	80,059,437
Futures	—	(5,606,631)
Swap contracts	—	1,119,819

Net realized and unrealized gain (loss) on investments	1,369,030,248	127,001,623

Net Increase in Net Assets Resulting from Operations	$1,444,563,612	$181,097,109

The accompanying Notes are an integral part of these financial statements.

38	Statements of Operations

GE RSP Funds

Statements of Changes in Net Assets

	GE RSP U.S. Equity Fund		GE RSP Income Fund
	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2019	Year Ended December 31, 2018
Increase (Decrease) in Net Assets

Operations:
Net investment income	$75,533,364	$75,874,425	$54,095,486	$61,015,100
Net realized gain (loss) on investments, futures, swap contracts, options contracts, and foreign currency related transactions	246,992,970	362,993,344	51,428,998	(47,997,357)
Net increase (decrease) in unrealized appreciation/depreciation on investments, futures and swap contracts	1,122,037,278	(564,798,619)	75,572,625	(32,532,320)

Net increase (decrease) from operations	1,444,563,612	(125,930,850)	181,097,109	(19,514,577)

Distributions to shareholders:
Total distributions	(328,895,329)	(443,121,714)	(56,663,793)	(62,721,395)

Increase (decrease) in assets from operations and distributions	1,115,668,283	(569,052,564)	124,433,316	(82,235,972)

Share transactions:
Proceeds from sale of shares	20,879,021	34,257,404	34,357,470	26,902,668
Value of distributions reinvested	311,798,754	419,958,737	54,586,248	60,440,705
Cost of shares redeemed	(607,205,188)	(620,402,579)	(180,842,366)	(342,612,172)

Net increase (decrease) from share transactions	(274,527,413)	(166,186,438)	(91,898,648)	(255,268,799)

Total increase (decrease) in net assets	841,140,870	(735,239,002)	32,534,668	(337,504,771)

Net Assets
Beginning of year	4,700,273,985	5,435,512,987	1,992,169,453	2,329,674,224

End of year	$5,541,414,855	$4,700,273,985	$2,024,704,121	$1,992,169,453

Changes in Fund Shares
Shares sold	404,270	629,193	2,956,246	2,387,909
Issued for distributions reinvested	5,422,709	9,185,449	4,688,763	5,407,714
Shares redeemed	(11,183,222)	(11,381,645)	(15,628,926)	(30,637,415)

Net decrease in fund shares	(5,356,243)	(1,567,003)	(7,983,917)	(22,841,792)

The accompanying Notes are an integral part of these financial statements.

Statements of Changes in Net Assets	39

GE RSP Funds

Notes to Financial Statements — December 31, 2019

1.	Organization of the Funds

The GE RSP U.S. Equity Fund and GE RSP Income Fund (each, a “Fund” and collectively, the “Funds”) are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. The Funds are two of the investment options offered under the GE Retirement Savings Plan (the “RSP” or the “Plan”). The Plan, through a trust, owns 70% of the GE RSP U.S. Equity Fund and 76% of the GE RSP Income Fund. The Funds operate as Employees’ Securities Companies (as defined in the 1940 Act) and as such are exempt from certain provisions of the 1940 Act.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation  Each Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees (the “Board”). The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.

Valuation techniques used to value each Fund’s investments by major category are as follows:

•

Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•

Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.

•

Debt obligations (including short term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.

•

Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

•

Swap agreements are valued daily based upon prices supplied by Board approved pricing vendors or through brokers. Depending on the product and terms of the transaction, the value of agreements is determined using a series of techniques including valuation models that incorporate a number of market data factors, such as discounted cash flows, yields, curves, trades and values of the underlying reference instruments. In the event SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) is unable to obtain an independent, third-party valuation the agreements will be fair valued.

•

Options on futures are priced at their last sale price on the principal market on which they are traded on the valuation date. If there were no sales on that day, options on futures are valued at either the last reported sale or official closing price on their primary exchange determined in accordance with the valuation policy and procedures approved by the Board.

40	Notes to Financial Statements

GE RSP Funds

Notes to Financial Statements, continued — December 31, 2019

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of each Fund’s investments according to the fair value hierarchy as of December 31, 2019 is disclosed in each Fund’s Schedule of Investments.

Investment Transactions and Income Recognition  Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.

Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any.

Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.

Non-cash dividends received in the form of stock are recorded as dividend income at fair value.

Expenses  Certain expenses, which are directly identifiable to a specific Fund, are applied to the Fund that incurs such expenses. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund.

Distributions  The GE RSP Income Fund declares investment income dividends daily and pays them monthly. The GE RSP U.S. Equity Fund declares and pays dividends from investment income annually.

Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

3.	Securities and Other Investments

Delayed Delivery Transactions and When-Issued Securities  During the fiscal year ended December 31, 2019, the GE RSP Income Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund’s Schedule of Investments. The Fund may receive

Notes to Financial Statements	41

GE RSP Funds

Notes to Financial Statements, continued — December 31, 2019 compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to such purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.

To-Be-Announced Transactions  The GE RSP Income Fund may seek to obtain exposure to U.S. agency mortgage pass-through securities through the use of “to-be-announced” or “TBA transactions.” “TBA” refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, coupon, and price.

The GE RSP Income Fund may use TBA transactions to “roll over” such agreements prior to the settlement date. This type of TBA transaction is sometimes known as a “TBA roll.” In a TBA roll, the Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities. The Fund may also enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities.

Default by or bankruptcy of a counterparty to a TBA transaction would expose the Fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, the Fund will enter into TBA transactions only with established counterparties. The Fund’s use of “TBA rolls” may impact portfolio turnover, transaction costs and capital gain distributions to shareholders.

4.	Derivative Financial Instruments

Futures Contracts  The GE RSP Income Fund may enter into futures contracts to meet the Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate the movement of the assets underlying such contracts.

For the fiscal year ended December 31, 2019, the GE RSP Income Fund entered into futures contracts in order to manage exposure to interest rates.

Options on Futures Contracts  The GE RSP Income Fund may purchase and write options, including options on futures contracts, subject to certain limitations. Writing puts and buying calls tend to increase the Fund’s exposure to the underlying instrument while buying puts and writing calls tend to decrease the Fund’s exposure to the underlying instrument. The Fund will not enter into a transaction involving options for speculative purposes. The Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts.

When the Fund writes an option, the amount of the premium received is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gain from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase, as a realized loss. When an option is exercised, the proceeds from the sale of the underlying instrument or the cost basis of the securities purchased is adjusted by the original premium received or paid. In return for a premium paid, call and put options on futures contracts give the holder the right, but not the obligation, to purchase or sell, respectively, a position in a particular futures contract at a specified exercise price.

42	Notes to Financial Statements

GE RSP Funds

Notes to Financial Statements, continued — December 31, 2019

For the fiscal year ended December 31, 2019, the GE RSP Income Fund purchased and wrote options in order to manage exposure to interest rates.

Credit Default Swaps  During the fiscal year ended December 31, 2019, the GE RSP Income Fund engaged in credit default swaps to manage credit risk. When a Fund is the buyer in a credit default swap contract, a Fund is entitled to receive the par (or other agreed upon) value (full notional value) of a referenced debt obligation (or basket of debt obligations) from the counterparty (or central clearing party (“CCP”) in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, a Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, a Fund loses its investment and recovers nothing. However, if a credit event occurs, a Fund receives full notional value for a referenced debt obligation that may have little or no value. When a Fund is the seller of a credit default swap, it receives a fixed rate of income throughout the term of the contract, provided there is no credit event. If a credit event occurs, a Fund is obligated to pay the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If a Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that a Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by a Fund for the same referenced obligation.

As the seller, a Fund may create economic leverage to its portfolio because, in addition to its total net assets, a Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. A Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swaps to determine the market value of swaps. A Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. A Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. Credit default swaps involve greater risks than if a Fund had invested in the referenced debt obligation directly. If a Fund is a buyer of a credit default swap and no credit event occurs, a Fund will not earn any return on its investment. If a Fund is a seller of a credit default swap, a Fund’s risk of loss may be the entire notional amount of the swap. Swaps may also subject a Fund to the risk that the counterparty to the transaction may not fulfill its obligation. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

Interest Rate Swaps  Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments.

During the fiscal year ended December 31, 2019, the GE RSP Income Fund entered into interest rate swaps in order to manage exposure to interest rates.

Notes to Financial Statements	43

GE RSP Funds

Notes to Financial Statements, continued — December 31, 2019

The following tables summarize the value of the Fund’s derivative instruments as of December 31, 2019 and the related location in the accompanying Statements of Assets and Liabilities and Statements of Operations, presented by primary underlying risk exposure:

Asset Derivatives

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
GE RSP Income Fund
Futures Contracts	$644,355	$—	$—	$—	$—	$644,355
Swap Contracts	—	—	6,983,225	—	—	6,983,225

Liability Derivatives

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
GE RSP Income Fund
Swap Contracts	$(5,051,536)	$—	$(661,951)	$—	$—	$(5,713,487)

Realized Gain/Loss

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
GE RSP Income Fund
Futures Contracts	$11,196,054	$—	$—	$—	$—	$11,196,054
Swap Contracts	(1,168,065)	—	1,218,862	—	—	50,797
Purchased Option Contracts(a)	(221,293)	—	—	—	—	(221,293)
Written Option Contracts	26,173	—	—	—	—	26,173

(a)	Purchased options are included in net realized gain (loss) from investments.

Net Change in Unrealized Appreciation (Depreciation)

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
GE RSP Income Fund
Futures Contracts	$(5,606,631)	$—	$—	$—	$—	$(5,606,631)
Swap Contracts	(2,340,041)	—	3,459,860	—	—	1,119,819

5.	Fees and Transactions with Affiliates

Advisory Fee  SSGA FM, a registered investment adviser, was retained by the Board to act as investment adviser and administrator of each Fund. SSGA FM’s compensation for investment advisory and administrative services (“Management Fee”) is paid monthly based on the average daily net assets of each Fund. The Management Fee is stated in the following schedule:

Fund	Average Daily Net Assets of Fund	Management Fee

GE RSP U.S. Equity Fund	All Assets	0.12%

GE RSP Income Fund	All Assets	0.13%

44	Notes to Financial Statements

GE RSP Funds

Notes to Financial Statements, continued — December 31, 2019

Custody, Fund Accounting and Sub-Administration Fees  State Street Bank and Trust Company (“State Street”) serves as the custodian, fund accountant and sub-administrator to the Funds. Amounts are paid by the Funds to State Street, on a monthly basis, for performing such services and included as custody, fund accounting and sub-administration fees in the Statements of Operations.

Other Transactions with Affiliates  During the fiscal year ended December 31, 2019, the Adviser reimbursed the GE RSP U.S. Equity Fund in the amount totaling $34,143 due to a separate compliance and trading matter.

6.	Investment Transactions

Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the fiscal year ended December 31, 2019 were as follows:

	U.S. Government Obligations		Other Securities
Fund	Purchases	Sales	Purchases	Sales
GE RSP U.S. Equity Fund	$—	$—	$1,564,974,623	$1,971,194,353
GE RSP Income Fund	7,855,356,483	7,724,982,731	495,186,130	814,915,061

7.	Income Taxes

The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.

The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed each Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to differing treatments for bond basis adjustments, swap contracts, futures contracts, foreign currency gains and losses, distribution re-designations, return of capital adjustments, and wash sale loss deferrals.

The tax character of distributions paid during the fiscal year ended December 31, 2019 was as follows:

Fund	Exempt Income	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
GE RSP U.S. Equity Fund	$—	$74,112,841	$254,782,488	$—	$328,895,329
GE RSP Income Fund	—	56,663,793	—	—	56,663,793

The tax character of distributions paid during the fiscal year ended December 31, 2018 was as follows:

Fund	Exempt Income	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
GE RSP U.S. Equity Fund	$—	$76,725,374	$366,396,340	$—	$443,121,714
GE RSP Income Fund	—	62,721,395	—	—	62,721,395

Notes to Financial Statements	45

GE RSP Funds

Notes to Financial Statements, continued — December 31, 2019

At December 31, 2019, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed long term gain	Net Unrealized Gains (Losses)	Total
GE RSP U.S. Equity Fund	$6,919,536	$—	$98,147	$1,658,303,503	$1,665,321,186
GE RSP Income Fund	3,934,350	—	—	46,047,898	49,982,248

As of December 31, 2019, the Funds had no capital loss carryforwards available to offset future realized capital gains.

As of December 31, 2019, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
GE RSP U.S. Equity Fund	$3,817,782,847	$1,755,465,482	$97,161,979	$1,658,303,503
GE RSP Income Fund	2,298,829,476	67,943,059	5,874,023	62,069,036

8.	Risks

Concentration Risk  As a result of a Fund’s ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of a Fund’s investments more than if a Fund was more broadly diversified.

Interest Rate Risk  Is the risk that fixed income securities will decline in value because of changes in interest rates. Bond prices generally rise when interest rates decline and generally decline when interest rates rise. Changes in governmental policy, including changes in central bank monetary policy, could cause interest rates to rise rapidly, or cause investors to expect a rapid rise in interest rates. This could lead to heightened levels of interest rate, volatility and liquidity risks for the fixed income markets generally and could have a substantial and immediate effect on the values of a Fund’s investments.

Market and Credit Risk  In the normal course of business, a Fund trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which a Fund has unsettled or open transactions defaults.

9.	Line of Credit

The Funds and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $200 million of a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires October 2020 unless extended or renewed.

The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operation expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.

The Funds had no outstanding loans as of December 31, 2019.

10.	Change in Accounting Principle

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20) – Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). For callable debt securities held at a premium that have explicit, non-contingent call features and that are callable at fixed prices on preset dates, ASU 2017-08 requires the premium to be amortized to the earliest call date. The adoption resulted in a change in accounting principle, since the Funds had historically amortized such premiums to maturity for U.S. GAAP. Accordingly, the Funds have adopted ASU 2017-08 to amend the premium amortization period for certain purchased

46	Notes to Financial Statements

GE RSP Funds

Notes to Financial Statements, continued — December 31, 2019 callable debt securities with non-contingent call features to the earliest call date. In accordance with the transition provisions of the standard, each Fund applied the amendments on a modified retrospective basis by recognizing a cumulative effect adjustment that decreased the beginning of period cost of investments and increased the unrealized appreciation on investments as follows:

Fund	Adjustment
GE RSP Income Fund	$187,588

This change in accounting policy has been made to comply with the newly issued accounting standard and had no impact on total accumulated earnings (loss) or the net asset value of each Fund. With respect to each Fund’s results of operations, amortization of premium to first call date accelerates amortization with the intent of more closely aligning the recognition of income on such bonds with the economics of the instrument.

11.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

Notes to Financial Statements	47

GE RSP Funds

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and the Shareholders of

General Electric RSP U.S. Equity Fund and General Electric RSP Income Fund

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of General Electric RSP U.S. Equity Fund and General Electric RSP Income Fund, (each a “Fund” and collectively the “Funds”), including the schedules of investments, as of December 31, 2019, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, the financial highlights for each of the years in the four-year period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of December 31, 2019, and the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended and their financial highlights for each of the years in the four-year period then ended, in conformity with accounting principles generally accepted in the United States of America. The financial highlights for the year ended December 31, 2015 were audited by other auditors, whose report dated February 22, 2016 expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risk of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2019 by correspondence with the custodian, brokers, or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

BBD, LLP

We have served as the auditor of one or more of the Funds in General Electric RSP Funds since 2016.

Philadelphia, Pennsylvania

February 21, 2020

48	Report of Independent Registered Public Accounting Firm

GE RSP Funds

Tax Information — December 31, 2019 (Unaudited)

For federal income tax purposes, the following information is furnished with respect to the distributions paid from the Funds during the fiscal year ended December 31, 2019.

Dividends Received Deduction

The GE RSP U.S. Equity Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.

Qualified Dividend Income

A portion of dividends distributed by the GE RSP U.S. Equity Fund during the fiscal year ended December 31, 2019 is considered qualified dividend income and are eligible for reduced tax rates. These lower rates range from 5% to 20% depending on the individual’s tax bracket. The GE RSP U.S. Equity Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.

Long Term Capital Gain Distributions

Long term capital gains dividends were paid from the GE RSP U.S. Equity Fund during the year ended December 31, 2019 in the amount of $254,782,488.

Tax Information	49

GE RSP Funds

Advisory Agreement Renewal (Unaudited)

Disclosure for the Boards of Trustees’ Consideration of the Renewal of the Investment Advisory and Administration Agreement with SSGA Funds Management, Inc.

At meetings of the Boards of Trustees (each, a “Board” and together, the “Boards”) of the General Electric RSP U.S. Equity Fund (the “GE RSP U.S. Equity Fund”) and the General Electric RSP Income Fund (the “GE RSP Income Fund,” together with GE RSP U.S. Equity Fund, each, a “Fund” and together, the “Funds”), held on May 14, 2019 and June 4, 2019 (the “Board Meetings”), a majority of the members of the Board of each Fund considered and approved the continuance for an additional year of the investment advisory and administration agreement (the “Investment Advisory and Administration Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”) on behalf of each Fund.

In considering whether to approve the continuance for an additional year of the Investment Advisory and Administration Agreement, the Board members considered and discussed a substantial amount of information and analysis provided, at the Boards’ request, by the Adviser. The Board members also considered detailed information regarding performance and expenses of other investment companies, including those with similar investment strategies and sizes, which was prepared by an independent third party provider, Broadridge Financial Solutions, Inc. (“Broadridge”). The Board members reviewed the fees charged by the Adviser for other mutual funds and investment products other than mutual funds that employ a similar investment strategy as either of the Funds. The Board members had the opportunity to ask questions and request additional information in connection with its considerations.

Before approving the continuance of the Investment Advisory and Administration Agreement, the Board members reviewed the information provided with management of the Adviser. The Board members also reviewed a memorandum prepared by legal counsel discussing the legal standards for the consideration of the proposed continuance. The Board members discussed the proposed continuance of the Investment Advisory and Administration Agreement in detail during private sessions in advance of, and at, the Board Meetings at which no representatives of the Adviser were present. The Board members requested, and received and considered, additional information from the Adviser following the May 14, 2019 Board Meeting and prior to the June 4, 2019 Board Meeting.

In advance of the Board Meetings, and in response to their detailed requests, the Board members received from the Adviser written responses to their inquiries, which included substantial exhibits and other materials related to the Adviser’s business and the services it provides to each Fund. The Board members took into account their experience as Board members.

During the Board Meetings, the Board members had an opportunity to discuss this information with SSGA FM representatives, including senior executives, representatives from the legal, compliance and finance departments, and investment personnel. The Board members posed questions to these representatives and engaged in significant discussions.

In reaching their determinations relating to the continuance of the Investment Advisory and Administration Agreement, the Boards considered those factors they deemed relevant, including the factors discussed below. In their deliberations, the Boards did not identify any single factor that was dispositive and each Board member may have attributed different weights to the various factors. The Board members evaluated the information provided to them, as well as the presentations and discussions that occurred at the Board Meetings, for each Fund on a Fund-by-Fund basis, and their determinations were made separately in respect of each Fund.

The material factors and conclusions that formed the basis for each Board’s determinations to approve the continuance of the Investment Advisory and Administration Agreement on behalf of each Fund are as discussed below.

The Nature, Extent and Quality of Services Provided.

The Board members reviewed the services provided by the Adviser. In connection with their consideration of the Adviser’s services, the Board members considered the Adviser’s management capabilities and investment process with respect to the types of investments held by each Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to each Fund. The Board members evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries, as well as sector, credit quality and interest rate exposure (all as applicable). The Board members also considered the substantial expertise of the Adviser in developing and applying proprietary models for managing the Funds and the extensive experience and resources committed by the Adviser to the evaluation of the Funds’ portfolios. The Board members considered the extensive experience and resources committed by the Adviser to risk management,

50	Advisory Agreement Renewal

GE RSP Funds

Advisory Agreement Renewal (Unaudited), continued

including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. The Board members also considered the significant risks assumed by the Adviser in connection with the services provided to the Funds, including reputational and entrepreneurial risks. The Board members also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Funds by senior management.

The Board members had previously reviewed the compliance programs of SSGA FM and various affiliated service providers (“Affiliated Service Providers”). Among other things, the Board members considered compliance and reporting matters.

In light of the foregoing and other relevant information, the Board members concluded that the services provided by the Adviser continue to be satisfactory.

Fund Performance.

The Board members considered the investment performance of each Fund for various periods. The Board members reviewed detailed comparisons of the performance of the Funds with the relevant securities indices and peer and category groupings of mutual funds prepared by Broadridge with respect to various periods. The Board members also engaged in detailed discussions with SSGA FM management about its investment processes and performance results. These discussions focused on each Fund’s investment objective, the number and experience of portfolio management and supporting research personnel, each Fund’s investment style and approach employed, the likely market cycles for each Fund’s investment style and, in some instances, relative underperformance of the GE RSP Income Fund in certain periods and plans to seek to improve relative performance and the competitive performance of the GE U.S. Equity Fund for certain periods. The Board members took into account management’s discussion of each Fund’s performance.

Taking these factors into consideration, the Board members concluded that each Fund’s performance, or the Adviser’s explanation for relative underperformance and plans for improvement, as applicable, was acceptable overall.

Cost of the Services Provided And Profits Realized From The Relationships with the Funds.

The Board members considered the management fees paid to the Adviser by the Funds. The Board members reviewed the level of profits realized by the Adviser and the Affiliated Service Providers in providing investment advisory and other services to the Funds. Information also was presented regarding the financial condition of the Adviser for various past periods. The Board members also considered the Adviser’s statements concerning its significant investment in supporting registered investment companies. The Board members also considered the various risks borne by SSGA FM and the Affiliated Service Providers in connection with their various roles in servicing the Funds, including reputational and entrepreneurial risks.

The Board members concluded that the profitability of the Adviser and the profitability range of each of the Affiliated Service Providers with respect to its services to each of the Funds, were reasonable in relation to the services provided.

The Extent to Which Economies of Scale Would Be Realized as the Funds Grow and Whether Fee Levels Would Reflect Such Economies of Scale.

The Boards considered the extent to which the Adviser and the Affiliated Service Providers, on the one hand, and the Funds, on the other hand, can expect to realize benefits from economies of scale as the assets of the Funds increase. The Boards acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Funds. The Boards concluded that, in light of, among other considerations, the current size of each of the Funds, the level of profitability of the Adviser and the Affiliated Service Providers with respect to the Funds, and/or the comparative management fees and expense ratios of the Funds, it does not appear that the Adviser or the Affiliated Service Providers has realized benefits from economies of scale in managing the assets of the Funds to such an extent that previously agreed management fees should be reduced or that breakpoints in such fees should be implemented for the Funds at this time.

Comparison of Services to be Rendered and Fees to be Paid.

The Boards discussed the services provided to the Funds by the Adviser and the fees charged to the Funds for those services. As part of its review, each Board considered each Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM, as compared to the expense ratios of a group of comparable mutual funds selected by Broadridge, and the related Broadridge analysis for the Funds. The Boards also considered the comparability of the fees charged

Advisory Agreement Renewal	51

GE RSP Funds

Advisory Agreement Renewal (Unaudited), continued

and the services provided to the Funds by the Adviser to the fees charged and services provided to other clients of the Adviser. Among other information, the Board members considered that each Fund’s expense ratios and advisory fee were the lowest or among the lowest in the applicable Broadridge peer group ranges. The Boards also considered the Funds’ comparatively lower historical fee structure overall relative to advisers of other comparable industry peer group funds and noted that the Funds have generally benefitted from not having a high management fee rate since their inception.

In light of the foregoing, the Boards determined that the management fees, considered in relation to the services provided to the Funds, supported the Boards’ approval of the continuance of the Investment Advisory and Administration Agreement.

Fall-Out Benefits.

The Boards considered actual and potential financial benefits that the Adviser may derive from its relationships with the Funds, including the custody, fund accounting and sub-administration services being provided to the Funds by an affiliate of the Adviser and, with respect to the GE RSP U.S. Equity Fund, soft dollar commission benefits generated through Fund portfolio transactions. The Boards noted, however, that each Fund benefits from the vast array of resources available through SSGA FM, and that each Fund represents only a small portion of the assets managed by SSGA FM.

Conclusion.

No single factor was determinative to the Boards’ decision. Based on their discussion and such other matters as were deemed relevant, the Board members approved the continuance of the Investment Advisory and Administration Agreement for the Funds.

52	Advisory Agreement Renewal

GE RSP Funds

Additional Information — December 31, 2019 (Unaudited)

Liquidity Risk Management Program

Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a liquidity risk management program. SSGA FM has been designated by the Board to administer the Funds’ liquidity risk management program. The program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. During the fiscal year, SSGA FM provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation.

During the period covered by the liquidity program report to the Board, the program supported each Fund’s ability to honor redemption requests timely and SSGA FM’s management of each Fund’s liquidity profile, including during periods of market volatility and net redemptions. SSGA FM reported that the program operated adequately and that the implementation of the program was effective to manage the Fund’s liquidity risk.

There can be no assurance that the program will achieve its objectives in the future. Please refer to your Fund’s Supplemental Information Documents and Consolidated Profile for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Proxy Voting Policies and Procedures and Record

The Funds have adopted the proxy voting policies of SSGA FM. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-242-0134, (ii) on the Funds’ website at http://www.ssga.com/geam, and (iii) on the SEC’s website at www.sec.gov. Information regarding how the Funds voted proxies, if any, during the most recent 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-800-242-0134 (toll free), and (2) on the website of the SEC at www.sec.gov.

Quarterly Portfolio Schedule

Following the Funds’ first, second and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit to their reports on Form N-PORT, which can be found on the SEC’s website at www.sec.gov. The Funds’ schedules of investments are available upon request, without charge, by calling 1-800-242-0134.

Additional Information	53

GE RSP Funds

Additional Information, continued — December 31, 2019 (Unaudited)

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee/Officer
INTERESTED TRUSTEES
Harshal Chaudhari c/o General Electric Company 901 Main Avenue, The Towers at Merritt River, Norwalk, CT 06351 YOB: 1975	Chairman of the Board of Trustees	Term: Indefinite Served: Since January 2020	Chief Investment Officer – Pensions, GE since 2019; Chief Analytics Officer, IBM from 2019 – 2019; Chief Investment Officer – Retirement Funds, IBM from 2016 – 2019; Chief Financial Officer – IBM Analytics Solutions, IBM from 2014 – 2019.	2

Scott Silberstein c/o General Electric Company 901 Main Avenue, The Towers at Merritt River, Norwalk, CT 06351 YOB: 1964	Trustee	Term: Indefinite Served: Since July 2016	Executive Counsel, GE since 2016; Senior Vice President & Deputy General Counsel of GEAM from 1995 – 2016.	2	GEAM; GE Asset Management Limited; GE International Management Incorporated; GE International Management II Incorporated; GEID.

Gregory Bouleris c/o General Electric Company 901 Main Avenue, The Towers at Merritt River, Norwalk, CT 06351 YOB: 1966	Trustee	Term: Indefinite Served: Since July 2016	Investment Oversight Leader, GE since 2016; Multi-Manager Programs Leader from 2015 – 2016; Senior Vice-President Product Management 2008 – 2015.	2	GEID.

Vaidheesh Krishnamurti c/o General Electric Company 901 Main Avenue, The Towers at Merritt River, Norwalk, CT 06351 YOB: 1978	Trustee	Term: Indefinite Served: Since July 2016	Chief Financial Officer of Benefit Plans since May 2016; Manager, Financial Planning and Analysis at GEAM from December 2014 to May 2016; Manager, Investment Performance at GEAM from May 2012 to December 2014; Operational Controller/Senior Analyst at GEAM from June 2008 to May 2012.	2

Pamela Westmoreland c/o General Electric Company 901 Main Avenue, The Towers at Merritt River, Norwalk, CT 06351 YOB: 1958	Trustee	Term: Indefinite Served: Since July 2016	Senior Vice President and Risk and Asset Allocation Leader at GEAM from 2016 to present; Head of Fixed Income Credit Research at GEAM from 2013 to 2016; Fixed Income Strategist from 2012 to 2013; Team Leader, Fixed Income Research from 2007 to 2012.	2

54	Additional Information

GE RSP Funds

Additional Information, continued — December 31, 2019 (Unaudited)

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 years	Number of Portfolios in Fund Complex Overseen by Officer	Other Directorships Held by Officer
EXECUTIVE OFFICERS
Ellen M. Needham SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	President	Term: Indefinite Served: Since September 2018	President and Director, SSGA FM (2001 – present)*; Senior Managing Director, State Street Global Advisors (1992 – present)*; Director, State Street Global Advisors Funds Distributors, LLC (May 2017 – present).*	N/A	N/A

Arthur A. Jensen SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Treasurer	Term: Indefinite Served: Since June 2011	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 – present); Deputy Treasurer of Elfun Funds (July 2016 – present); Treasurer of State Street Institutional Funds, State Street Variable Insurance Series Funds, Inc. and GE Retirement Savings Plan Funds (June 2011 – present); Treasurer of Elfun Funds (June 2011 – July 2016); Mutual Funds Controller of GE Asset Management Incorporated (April 2011 – July 2016).	N/A	N/A

Brian Harris SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer and Anti-Money Laundering Officer	Term: Indefinite Served: Since December 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (2013 – Present); Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (September 2010 – May 2013).	N/A	N/A

Bruce S. Rosenberg SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Assistant Treasurer	Term: Indefinite Served: Since March 2017	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 – present); Director, Credit Suisse (April 2008 – July 2015).	N/A	N/A

Ann M. Carpenter SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Assistant Treasurer	Term: Indefinite Served: Since March 2017	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 – present)*; Managing Director, State Street Global Advisors. (2005 – present).*	N/A	N/A

Additional Information	55

GE RSP Funds

Additional Information, continued — December 31, 2019 (Unaudited)

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 years	Number of Portfolios in Fund Complex Overseen by Officer	Other Directorships Held by Officer
EXECUTIVE OFFICERS (continued)
Chad C. Hallett SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Assistant Treasurer	Term: Indefinite Served: Since March 2017	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 – November 2014).*	N/A	N/A

Darlene Anderson-Vasquez SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Assistant Treasurer	Term: Indefinite Served: Since March 2017	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 – present); Senior Vice President, John Hancock Investments (September 2007 – May 2016).	N/A	N/A

Daniel G. Plourde SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1980	Assistant Treasurer	Term: Indefinite Served: Since June 2017	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Officer, State Street Bank and Trust Company (March 2009 – May 2015).	N/A	N/A

Andrew DeLorme SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1975	Secretary	Term: Indefinite Served: Since September 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2016 – present); Vice President and Counsel, State Street Global Advisors (August 2014 – March 2016).	N/A	N/A

*	Served in various capacities and/or with various affiliated entities during noted time period.

56	Additional Information

GE RSP Funds

Investment Team

Investment Adviser

SSGA Funds Management, Inc.

Board of Trustees

Harshal Chaudhari, Chairman

Scott Silberstein

Gregory Bouleris

Pamela Westmoreland

Vaidheesh Krishnamurti

Portfolio Managers

GE RSP U.S. Equity Fund

Michael Solecki

Paul Nestro

Christopher Sierakowski

GE RSP Income Fund

Matthew Nest

James Palmieri

Independent Registered Public Accounting Firm

BBD, LLP

Custodian

State Street Bank & Trust Company

Shareholder Servicing Agent

Address all inquiries inside the Plan to:

GE Retirement Savings Plan Service Center

c/o Fidelity Investments

P.O. Box 770003

Cincinnati, OH 45277-0065

Address all inquiries outside the Plan to:

GE RSP Mutual Funds

U.S. Bancorp Fund Services, LLC

P.O. Box 701

Milwaukee, WI 53201-0701

Investment Team	57

GE RSP Funds

Shareholder Services

INSIDE THE RETIREMENT SAVINGS PLAN

Shares or units held inside the Plan have been credited to your account as a result of contributions and investment earnings. For a statement summarizing your account balance in the Plan, please refer to your GE RSP Retirement Savings Statement, which is provided quarterly and is available online at any time or upon request. You may obtain additional information and process transactions on investments held inside the Plan by calling:

GE Retirement Savings Plan Service Center:  1-877-55-GERSP (1-877-554-3777)

or visit OneHR.ge.com > Retirement (or RSP) > My GE RSP

OUTSIDE THE RETIREMENT SAVINGS PLAN

If shares of the GE RSP U.S. Equity and the GE RSP Income Funds have been distributed to you from the Plan, information on these investments may be obtained by calling:

SSGA Funds Management, Inc.:  1-800-242-0134

or visit www.ssga.com/geam

58	Shareholder Services

GE RSP Funds

1600 Summer Street

Stamford, CT 06905

Or at:

PO Box 7900

Stamford, CT 06904-7900

www.ssga.com/geam

Item 2. Code of Ethics.

As of the end of the period covered by this report, General Electric RSP Income Fund (the “Registrant” or the “Fund”) has adopted a code of ethics, as defined in Item 2(b) of Form N-CSR, that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party (the “Code”). That Code comprises written standards that are reasonably designed to deter wrongdoing and to promote: (1) honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships; (2) full, fair, accurate, timely and understandable disclosure in reports and documents that the Registrant files with, or submits to, the U.S. Securities Exchange Commission (the “SEC”) and in other public communications made by the Registrant; (3) compliance with applicable laws and governmental rules and regulations; (4) the prompt internal reporting to an appropriate person or persons identified in the Code of violations of the Code; and (5) accountability for adherence to the Code. The Registrant has not made any amendments to the Code that relates to any element of the code of ethics definition set forth in Item 2(b) of Form N-CSR during the covered period. The Registrant has not granted any waivers from any provisions of the Code during the covered period. A copy of the Code is filed as Exhibit 13(a)(1) to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

The Fund’s Board of Trustees (the “Board”) has determined that the Fund has the following “audit committee financial expert” as defined in Item 3(b) of Form N-CSR serving on its audit committee (the “Audit Committee”): Mr. Vaidheesh Krishnamurti. The “audit committee financial expert” is deemed to be an “interested person” of the Registrant as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”) (15 U.S.C. 80a-2(a)(19)).

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or the Board.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

For the fiscal years ended December 31, 2019 and December 31, 2018, the aggregate audit fees billed for professional services rendered BBD, LLP (“BBD”), the Registrant’s principal accountant, for the audit of the Registrant’s annual financial statements, or services that are normally provided by BBD in connection with the Registrant’s statutory and regulatory filings and engagements were $26,500 and $26,500, respectively.

(b)	Audit-Related Fees

For the fiscal years ended December 31, 2019 and December 31, 2018, there were no fees for assurance and related services by BBD reasonably related to the performance of the audit of the Fund’s financial statements that were not reported under paragraph (a) of this Item.

(c)	Tax Fees

For the fiscal years ended December 31, 2019 and December 31, 2018, there were no fees for professional services rendered by BBD for tax compliance, tax advice or tax planning.

(d)	All Other Fees

For the fiscal years ended December 31, 2019 and December 31, 2018, there were no fees billed for professional services rendered by BBD for products and services provided by BBD to the Fund, other than the services reported in paragraphs (a) through (c).

(e)(1)	Audit Committee Pre-Approval Policies and Procedures

The Audit Committee of the General Electric RSP Funds (the “Funds”) Board of Trustees is responsible for, among other things, the appointment, compensation and oversight of the work of the Funds’ Auditor. As part of this responsibility and to ensure that the Auditor’s independence is not impaired, the Audit Committee (1) pre-approves the audit and non-audit services provided to the Funds by the Auditor, and (2) all non-audit services provided to the Funds’ investment adviser and Covered Affiliates (as defined in the Audit Committee Charter) that provide ongoing services to the Funds if the services directly impact the Funds’ operations or financial reporting, in accordance with the Audit Committee Charter. The following excerpt from the Audit Committee Charter sets forth the pre-approval policies and procedures:

Pre-Approval of Audit Related Services and Permissible Non-Audit Services. The Audit Committee shall pre-approve both audit (including audit, review, and attest) services and permissible non-audit services provided to the Fund and, if the nature of the engagement relates directly to the operations and financial reporting of the Fund, permissible non-audit services provided to any Covered Affiliate.

The Audit Committee may determine to delegate the authority to grant pre-approvals to one or more Audit Committee members, each acting on behalf of the Audit Committee. In this event, the member of the Audit Committee so delegated shall report each delegated pre-approval to the Audit Committee at its next regularly scheduled meeting. The Audit Committee may also adopt and follow, in lieu of explicit pre-approval described above, written policies and procedures detailed as to the particular service, designed to safeguard the continued independence of the Auditor, consistent with the requirements of the 1940 Act and SEC regulations thereunder.

Notwithstanding the foregoing, the pre-approval requirement concerning permissible non-audit services provided to the Fund or any Covered Affiliate is waived if: (1) the aggregate amount of all such non-audit services provided constitutes no more than five percent (5%) of the total amount of revenues paid to the Auditor by the Fund and the Covered Affiliates during the fiscal year in which the services are provided that would have to be pre-approved by the Audit Committee, (2) the non-audit services were not recognized as non-audit services at the time of the engagement, and (3) such non-audit services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee or one or more designated members of the Audit Committee prior to the completion of the audit.

(e)(2)	Percentages of Services

None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X during the period of time for which such rule was effective.

(f)	Not applicable.

(g)	Total Fees Paid By Adviser and Certain Affiliates

For the fiscal years ended December 31, 2019 and December 31, 2018, the aggregate non-audit fees billed by BBD for services rendered to the Fund and SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”) and any entity controlling, controlled by, or under common control with the Adviser that provided ongoing services to the Funds were $0 and $0, respectively.

(h)

BBD notified the Fund’s Audit Committee of all non-audit services that were rendered by BBD to the Adviser and any entity controlling, controlled by, or under common control with BBD that provides services to the Fund, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, allowing the Fund’s Audit Committee to consider whether such services were compatible with maintaining BBD’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable to the Registrant.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective to provide reasonable assurance that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 13. Exhibits.

(a)(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is attached hereto.

(a)(2)	Certifications of principal executive officer and principal financial and accounting officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(3)	Not applicable to the Registrant.

(a)(4)	Not applicable.

(b)

Certifications of principal executive officer and principal financial and accounting officer of the Registrant as required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	GENERAL ELECTRIC RSP INCOME FUND

By:	/s/ Ellen M. Needham
Ellen M. Needham President

Date:	March 5, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President (Principal Executive Officer)

Date:	March 5, 2020

By:	/s/ Arthur A. Jensen
Arthur A. Jensen
Treasurer (Principal Financial and Accounting Officer)

Date:	March 5, 2020